File Nos. 333-21311 and 811-08049

As filed with the Securities and Exchange Commission on January 28, 2015

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 36

AND

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 38

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact Name of Registrant as Specified in Charter)

165 Mason Street

Greenwich, Connecticut 06830

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (203) 622-2978

Linda R. Killian, C.F.A.

165 Mason Street

Greenwich, Connecticut 06830

    (Name and Address of Agent for Service)

Copy to:

Thomas R. Westle, Esq.

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective:

    [   ] immediately upon filing pursuant to paragraph (b)

    [X] on January 31, 2015 pursuant to paragraph (b)

    [   ] 60 days after filing pursuant to paragraph (a)(1)

    [   ] on, pursuant to paragraph (a)(1)

    [   ] 75 days after filing pursuant to paragraph (a)(2)

    [   ] on (date) pursuant to paragraph (a) (2), of rule 485 (b)

RENAISSANCE CAPITAL GREENWICH FUNDS

ETF SERIES

Prospectus

January 31, 2015

Fund Principal U.S. Listing Exchange Ticker Renaissance IPO ETF NYSE Arca, Inc. IPO Renaissance International IPO ETF NYSE Arca, Inc. IPOS

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARies	2
RENAISSANCE IPO ETF (ticker: "IPO")	2
RENAISSANCE INTERNATIONAL IPO ETF (ticker: "IPOS")	7
ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT STRATEGIES AND RISKS	13
PRINCIPAL INVESTMENT STRATEGIES	13
ADDITIONAL NON-PRINCIPAL INVESTMENT STRATEGIES	13
BORROWING MONEY	13
FUNDAMENTAL AND NON-FUNDAMENTAL POLICIES	13
LENDING PORTFOLIO SECURITIES	14
RISKS OF INVESTING IN THE FUNDs	14
ADDITIONAL RISKS	17
TAX ADVANTAGED PRODUCT STRUCTURE	18
PORTFOLIO HOLDINGS	18
MANAGEMENT OF THE FUNDS	18
DISTRIBUTION AND SERVICE PLAN	19
PORTFOLIO MANAGERS	19
SHAREHOLDER INFORMATION	20
DETERMINATION OF NAV	20
BUYING AND SELLING EXCHANGE-TRADED SHARES	20
DISTRIBUTIONS	21
TAX INFORMATION	21
THE INDicEs AND INDEX PROVIDER	23
THE INDicEs	23
LICENSE AGREEMENT AND DISCLAIMERS	24
PREMIUM/DISCOUNT INFORMATION	25
GENERAL INFORMATION	25
FINANCIAL HIGHLIGHTS	27

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FUND SUMMARIES

RENAISSANCE IPO ETF (TICKER: “IPO”)

INVESTMENT OBJECTIVE

The Renaissance IPO ETF (the “IPO ETF” or the “Fund”), a series of Renaissance Capital Greenwich Funds (the “Trust”), seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Renaissance IPO Index (the “Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.60%

_____________

1The Board has adopted a 12b-1 Plan but no 12b-1 fees are being charged.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$ 61
3	$192
5	$335
10	$750

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio).  A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when the Fund Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 127% of the average value of its portfolio.

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PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Index. The Index, designed by IPO research firm Renaissance Capital International, LLC (the “Index Provider”), is a portfolio of companies that have recently completed an initial public offering (“IPO”) and are listed on a U.S. exchange.  IPOs are an unseasoned category of equities under-represented in core equity indices.  IPOs that meet liquidity and operational screens are included in the Index at the end of the fifth day of trading, or upon quarterly reviews, weighted by tradable float, capped at 10% and removed after two years.  The Index has been constructed using a transparent and rules-based methodology.

The Fund normally invests at least 80% of its total assets in securities that comprise the Index.  Convertible securities and depositary receipts not included in the Index may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows, and may count towards compliance with the Fund’s 80% policy. The Fund may also invest up to 20% of its assets in certain futures, options, and swap contracts, cash and cash equivalents, as well as in common stocks not included in the benchmark index but which will help the Fund track the Index.

The Index is comprised of common stocks, depositary receipts, real estate investment trusts (“REITS”) and partnership units.  These securities may include IPOs of foreign companies that are listed on a U.S. exchange, as well as IPOs of companies which are located in countries categorized as emerging markets. As of September 30, 2014, the Index included 73 securities with total market capitalization of $631 billion.

The Index Provider’s IPO research shows that shares of IPOs within two years of their offering are an inefficient category of equities that are not well known in public trading markets and are under-represented in core equity indices. The Index seeks to capture the unique returns from these unseasoned equities by including IPOs in the Index at the end of their fifth day of trading, or upon quarterly reviews, and removing them after 500 trading days.

The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index.  Renaissance Capital LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Index will be 95% or better.  A figure of 100% would indicate perfect correlation.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. Historically, information technology companies have represented a major industry group in the Index.

The Fund may lend securities to broker-dealers, banks and other institutions.  When the Fund loans its portfolio securities, it will receive, at the inception of each loan, liquid collateral equal to at least 102% (for U.S.-listed securities) or 105% (for non-U.S.-listed securities) of the value of the portfolio securities being loaned.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses.  An investment in the Fund involves a substantial degree of risk.  Therefore, you should consider carefully the following risks before investing in the Fund.

Risk of Investing in IPOs.  The Fund invests in companies that have recently completed an initial public offering.  The stocks of such companies are unseasoned equities lacking a trading history, a track record of reporting to investors and widely available research coverage.  IPOs are thus often subject to extreme price volatility and speculative trading.  These stocks may have above-average price appreciation in connection with the initial public offering prior to inclusion in the Index.  The price of stocks included in the Index may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past.  In addition, IPOs share similar illiquidity risks of private equity and venture capital.  The free float shares held by the public in an IPO are

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typically a small percentage of the market capitalization.  The ownership of many IPOs often include large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

Information Technology Risk.  Information technology companies frequently represent the largest sector in the Index.  Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions.  Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.  Information technology company stocks, especially those which are internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Small and Mid-Capitalization Company Risk.  The Fund invests in small and mid-capitalization companies.  Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information.  Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Depositary Receipt Risk.  The Fund may hold the securities of non-U.S. companies in the form of ADRs.  ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange.  Sponsored ADRs are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the IPO ETF’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar.  As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio.  In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund.

REIT Risk.  Investments in securities of real estate companies involve risks.  These risks include, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws.  In addition, a REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures.  The value of a REIT can depend on the structure of and cash flow generated by the REIT.  In addition, like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders.  As a result, you will absorb duplicate levels of fees when the Fund invests in REITs.  In addition, REITs are subject to certain provisions under federal tax law.  The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

Partnership Unit Risk.  Investments in partnership units such as Master Limited Partnerships (MLPs) involve risks that differ from an investment in common stock.  Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership.  There are also certain tax risks associated with an investment in units of MLPs.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.

Non-U.S. Issuer Risk.  Certain companies in which the Fund may invest may be non-U.S. issuers whose securities are listed on U.S. exchanges.  These securities involve risks beyond those associated with investments in U.S. securities, including greater market volatility, higher transactional costs, the possibility that the liquidity of such securities could be impaired because of future political and/or economic developments, taxation by foreign governments, political instability, the possibility that foreign governmental restrictions may be adopted which might adversely affect such securities and that the selection of such securities may be more difficult because there may be

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less publicly available information concerning such non-U.S. issuers or the accounting, auditing and financial reporting standards, practices and requirements applicable to non-U.S. issuers may differ from those applicable to U.S. issuers.

Emerging Markets Risk.  The Fund may invest a portion of its portfolio in securities of issuers located in emerging markets. Emerging market companies involve certain risks not associated with investing in developed market countries because emerging market countries are often in the initial stages of their industrialization cycles and have low per capita income.  These increased risks include the possibility of investment and trading limitations, greater liquidity concerns, higher price volatility, greater delays and possibility of disruptions in settlement transactions, greater political uncertainties and greater dependence on international trade or development assistance.  In addition, emerging market countries may be subject to overburdened infrastructures and environmental problems.

Equity Securities Risk.  The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests.  Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments.  In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have also experienced significantly more volatility in those returns.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Index Tracking Risk.  The Fund’s return may not match the return of the Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.  Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.  In addition, the Fund may not be able to invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index, due to legal restrictions or other limitations.  To the extent the Fund calculates its net asset value (“NAV”) based on fair value prices and the value of the Index is based on securities’ closing prices, the Fund’s ability to track the Index may be adversely affected.

Replication Management Risk.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices.  However, because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble.  Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Premium/Discount Risk.  Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV.  If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholders may sustain losses.

Non-Diversified Risk.  The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single company.  As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.  The Fund may be particularly vulnerable to this risk because it seeks to replicate an index that is comprised of a limited number of securities.

Concentration Risk.  The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Index concentrates in a particular sector or sectors or industry or group of industries.  The

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Fund may be subject to the risk that economic, political or other conditions that have a negative effect on that industry will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Securities Lending Risk.  The Fund may engage in securities lending.  Securities lending involves the risk that the fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all.  The Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral.  These events could also trigger adverse tax consequences for the Fund.

PERFORMANCE

The bar chart that follows shows how the Fund’s performance has varied from year to year. The table below the bar chart shows the Fund's average annual returns (before and after taxes) and provides some indication of the risks of investing in the Fund by comparing the performance of the Fund over time to the performance of a broad-based market index and two supplemental indices. The Fund's past performance (before and after income taxes) is not necessarily an indication of how the Fund will perform in the future.

Fund’s Highest Quarterly Return	3.00%	6/30/14
Fund’s Lowest Quarterly Return	0.23%	9/30/14

Renaissance IPO ETF Average Annual Total Returns

for periods ended December 31, 2014:

	One Year	Since Inception (10/14/13)
Return Before Taxes	6.60%	13.57%
Return After Taxes on Distributions(1)	5.54%	12.62%
Return After Taxes on Distributions and Sale of Fund Shares(1)	3.78%	9.97%
Index (reflects no deduction for fees, expenses or taxes)	7.17%	12.48%

(1) After-tax returns were calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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PORTFOLIO MANAGEMENT

Investment Adviser.  Renaissance Capital LLC.

Portfolio Managers.  The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser	Date Began Managing the Fund
Linda R. Killian	Portfolio Manager	Since inception
William K. Smith	Head Trader	Since inception

SUMMARY INFORMATION ABOUT PURCHASES AND SALES OF FUND SHARES AND TAXES

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares at NAV only in a large specified number of Shares each called a “Creation Unit,” or multiples thereof.  A Creation Unit consists of 50,000 Shares.  Creation Units are sold to and from institutional brokers through participation agreements.

Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers.  Shares of the Fund are listed on NYSE Arca (the “Exchange”) and because Shares trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

TAX INFORMATION

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer, salesperson or other intermediary or its employees or associated persons to recommend the Fund over another investment.  Ask your financial adviser or visit your financial intermediary’s website for more information.

RENAISSANCE INTERNATIONAL IPO ETF (ticker: “IPOS”)

INVESTMENT OBJECTIVE

The Renaissance International IPO ETF (the “International IPO ETF” or the “Fund”), a series of Renaissance Capital Greenwich Funds (the “Trust”), seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Renaissance International IPO Index (the “Index”).

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FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%
Distribution and Service (12b-1) Fees[1]	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.80%

_____________

1The Board has adopted a 12b-1 Plan but no 12b-1 fees are being charged.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$82
3	$255

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio).  A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when the Fund Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance.  Because the Fund is newly organized, no portfolio turnover figures are available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, a series of the Trust, seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Index.  The Index, designed by IPO research firm Renaissance Capital International, LLC (the “Index Provider”), is a portfolio of companies that have recently completed an initial public offering (“IPOs”) and are listed on a non-U.S. exchange.  IPOs are an unseasoned category of equities under-represented in core equity indices.  IPOs that meet liquidity and operational screens are included in the Index at the end of the fifth day of trading, or upon quarterly reviews, weighted by tradable float, capped at 10% and removed after two years.  The Index has been constructed using a transparent and rules-based methodology.

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index, the Renaissance International IPO Index.  Convertible securities and depositary receipts not included in the Index may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows, and may count towards compliance with the Fund’s 80% policy. The Fund may also invest up to 20% of its assets in certain futures, options, and swap contracts, cash and cash equivalents, as well as in common stocks not included in the benchmark index but which will help the Fund track the Index.

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The Index is comprised of common stocks, depositary receipts, real estate investment trusts (“REITS”) and partnership units.  These securities may include IPOs of U.S. companies that are listed on an international exchange, as well as IPOs of companies which are located in countries categorized as emerging markets.  As of September 30, 2014, the Index included 102 securities with total market capitalization of $402 billion.

The Index Provider’s IPO research shows that shares of IPOs within two years of their offering are an inefficient category of equities that are not well known in public trading markets and are under-represented in core equity indices. The Index seeks to capture the unique returns from these unseasoned equities by including IPOs in the Index at the end of their fifth day of trading, or upon quarterly reviews, and removing them after 500 trading days.

The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index.  Renaissance Capital LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Index will be 95% or better.  A figure of 100% would indicate perfect correlation.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. Historically, financial companies have represented a major industry group in the Index.  A portion of the Fund’s investments may be in companies located in countries categorized as emerging markets.

The Fund may lend securities to broker-dealers, banks and other institutions.  When the Fund loans its portfolio securities, it will receive, at the inception of each loan, liquid collateral equal to at least 102% (for U.S.-listed securities) or 105% (for non-U.S.-listed securities) of the value of the portfolio securities being loaned.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses.  An investment in the Fund involves a substantial degree of risk.  Therefore, you should consider carefully the following risks before investing in the Fund.

Risk of Investing in IPOs.  The Fund invests in companies that have recently completed an initial public offering.  The stocks of such companies are unseasoned equities lacking a trading history, a track record of reporting to investors and widely available research coverage.  IPOs are thus often subject to extreme price volatility and speculative trading.  These stocks may have above-average price appreciation in connection with the initial public offering prior to inclusion in the Index.  The price of stocks included in the Index may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past.  In addition, IPOs share similar illiquidity risks of private equity and venture capital.  The free float shares held by the public in an IPO are typically a small percentage of the market capitalization.  The ownership of many IPOs often include large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

Financial Sector Risk.  Financial companies frequently represent the largest sector in the Index.  Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

Small and Mid-Capitalization Company Risk.  The Fund invests in small and mid-capitalization companies.  Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and

9

less publicly available information.  Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Depositary Receipt Risk.  The Fund may hold the securities of companies in the form of depository receipts including global depository receipts (“GDRs”).  Depositary receipts may be less liquid than the underlying shares in their primary trading market.  Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary.  Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa.  Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipt.

REIT Risk.  Investments in securities of real estate companies involve risks.  These risks include, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws.  In addition, a REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures.  The value of a REIT can depend on the structure of and cash flow generated by the REIT.  In addition, like mutual funds, REITs have expenses, including advisory and administration fees that are paid by their shareholders.  As a result, you will absorb duplicate levels of fees when the International IPO ETF invests in REITs.  In addition, REITs are subject to certain provisions under federal tax law.  The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

Partnership Unit Risk.  Investments in partnership units, such as master limited partnerships and trusts,   involve risks that differ from an investment in common stock.  Holders of partnership units have more limited control and limited rights to vote on matters affecting the partnership.  There are also certain tax risks associated with an investment in partnership units.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a partnership, including a conflict arising as a result of incentive distribution payments.

Non-U.S. Issuer Risk.  The Fund invests in non-U.S. issuers. These securities involve risks beyond those associated with investments in U.S. securities, including greater market volatility, higher transactional costs, the possibility that the liquidity of such securities could be impaired because of future political and/or economic developments, taxation by foreign governments, political instability, the possibility that foreign governmental restrictions may be adopted which might adversely affect such securities and that the selection of such securities may be more difficult because there may be less publicly available information concerning such non-U.S. issuers or the accounting, auditing and financial reporting standards, practices and requirements applicable to non-U.S. issuers may differ from those applicable to U.S. issuers.

Emerging Markets Risk.  The Fund invests a portion of its portfolio in securities of issuers located in emerging markets.  Emerging market companies involve certain risks not associated with investing in developed market countries because emerging market countries are often in the initial stages of their industrialization cycles and have low per capita income.  These increased risks include the possibility of investment and trading limitations, greater liquidity concerns, higher price volatility, greater delays and possibility of disruptions in settlement transactions, greater political uncertainties and greater dependence on international trade or development assistance.  In addition, emerging market countries may be subject to overburdened infrastructures and environmental problems.

Custody Risk.  Custody risk refers to risks in the process of clearing and settling trades and to the holding of securities by local banks, agents and depositories.  Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle.  Local agents are held only to the standard of care of the local markets.  Governments or trade groups may compel local agents to hold securities in designated depositories that are subject to independent evaluation.  The less developed a country’s securities market is, the greater the likelihood of custody problems occurring.

Currency Risk.  The Fund holds investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies.

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Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of Fund’s Shares.  Currency exchange rates can be very volatile and can change quickly and unpredictably.  As a result, the value of an investment in the International IPO ETF may change quickly and without warning and you may lose money.

Valuation Risk.  The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology.  Because non-U.S. exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares.

Equity Securities Risk.  The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by Fund participate, or factors relating to specific issuers in which the Fund invests.  Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments.  In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have also experienced significantly more volatility in those returns.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Index Tracking Risk.  The Fund’s return may not match the return of the Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.  Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.  In addition, the Fund may not be able to invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index, due to legal restrictions or other limitations.  To the extent the Fund calculates its net asset value (“NAV”) based on fair value prices and the value of the Index is based on securities’ closing prices, the Fund’s ability to track the Index may be adversely affected.

Replication Management Risk.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices.  However, because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble.  Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Premium/Discount Risk.  Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV.  This occurs because shares are offered and purchased at market price not at the NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholders may sustain losses.

Non-Diversified Risk.  The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single company.  As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.  The Fund may be particularly vulnerable to this risk because it seeks to replicate an index that is comprised of a limited number of securities.

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Concentration Risk.  The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Index concentrates in a particular sector or sectors or industry or group of industries.  The Fund may be subject to the risk that economic, political or other conditions that have a negative effect on that industry will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Securities Lending Risk.  The Fund may engage in securities lending.  Securities lending involves the risk that the fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all.  The Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral.  These events could also trigger adverse tax consequences for the Fund.

PERFORMANCE

The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.  Once available the Fund’s performance information will be accessible on the Fund’s website at www.renaissancecapital.com.

PORTFOLIO MANAGEMENT

Investment Adviser.  Renaissance Capital LLC.

Portfolio Managers.  The following individuals are jointly and primarily responsible for the day-to-day management of the International IPO ETF Fund’s portfolio:

Name	Title with Adviser	Date Began Managing the Fund
Linda R. Killian	Portfolio Manager	Since inception
William K. Smith	Head Trader	Since inception

SUMMARY INFORMATION ABOUT PURCHASES AND SALES OF FUND SHARES AND TAXES

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares at NAV only in a large specified number of Shares each called a “Creation Unit,” or multiples thereof.  A Creation Unit consists of 50,000 Shares.  Creation Units are sold only to and from institutional brokers through participation agreements.

Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers.  Shares of the Fund are listed on NYSE Arca (the “Exchange”) and because Shares trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

TAX INFORMATION

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer, salesperson or other intermediary or its employees or associated persons to recommend the Fund over another investment.  Ask your financial adviser or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES AND RISKS

PRINCIPAL INVESTMENT STRATEGIES

Renaissance Capital LLC (the “Adviser”) anticipates that, generally, the IPO ETF and the International IPO ETF (each a “Fund” and, together, the “Funds”) will hold all of the securities that comprise their respective Index in proportion to their weightings in such Index.  However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings.  In these circumstances, each Fund may purchase a sample of securities in its Index.  There also may be instances in which the Adviser may choose to underweight or overweight a security in an Index, purchase securities not in an Index that the Adviser believes are appropriate to substitute for certain securities in that Index or utilize various combinations of other available investment techniques in seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of an Index.  Each Fund may sell securities that are represented in its Index in anticipation of their removal from its Index or purchase securities not represented in its Index in anticipation of their addition to that Index.  Each Fund may also, in order to comply with the tax diversification requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), temporarily invest in securities not included in its Index that are expected to be highly correlated with the securities included in its Index.

ADDITIONAL NON-PRINCIPAL INVESTMENT STRATEGIES

Each Fund may invest in securities not included in its Index, money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments, convertible securities, and structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index).  Each Fund may also invest, to a limited extent, in stock futures and options contracts, warrants and swap agreements, all of which are derivatives.  Convertible securities and depositary receipts not included in an Index may be used by each Fund in seeking performance that corresponds to its Index and in managing cash flows, and may count towards compliance with each Fund’s 80% policy.  Each Fund may also invest, to the extent permitted by the 1940 Act, in other unaffiliated funds, such as open-end or closed-end management investment companies, including other exchange-traded funds (“ETFs”).

BORROWING MONEY

Each Fund may borrow money from a bank up to a limit of one-third of the market value of its assets.  To the extent that a Fund borrows money, it will be leveraged; at such times, the Fund will appreciate or depreciate in value more rapidly than its benchmark Index.

FUNDAMENTAL AND NON-FUNDAMENTAL POLICIES

Each Fund’s investment objective and each of its other investment policies are non-fundamental policies that may be changed by the Board of Trustees without shareholder approval, except as noted in this Prospectus or the Statement of Additional Information (“SAI”) under the section entitled “Investment Policies and Restrictions—Investment Restrictions.”  Shareholders will receive 60 days prior notification if there will be a change in a Fund’s investment objective.

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LENDING PORTFOLIO SECURITIES

Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes.  In connection with such loans, the Fund receives liquid collateral equal to at least 102% (for U.S.-listed securities) or 105% (for non-U.S.-listed securities) of the value of the portfolio securities being loaned.  This collateral is marked-to-market on a daily basis.  Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower fail to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund) or become insolvent.  The Fund may pay fees to the party arranging the loan of securities.  In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

RISKS OF INVESTING IN THE FUNDS

The following section provides additional information regarding the principal risks identified under “Principal Risks of Investing in the Fund” in each Fund’s “Summary Information” section followed by additional risk information.

Investors in each Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses.  An investment in a Fund involves a substantial degree of risk.  An investment in a Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Therefore, you should consider carefully the following risks before investing in a Fund.

Risk of Investing in IPOs.  Each Fund invests in companies that have recently completed an initial public offering.  The stocks of such companies are unseasoned equities lacking a trading history, a track record of reporting to investors and widely available research coverage.  IPOs are thus often subject to extreme price volatility and speculative trading.  These stocks may have above-average price appreciation in connection with the initial public offering prior to inclusion in an Index.  The price of stocks included in an Index may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past.  In addition, IPOs share similar illiquidity risks of private equity and venture capital.  The free float shares held by the public in an IPO are typically a small percentage of the market capitalization.  The ownership of many IPOs often include large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

Information Technology Risk.  (IPO ETF only) Information technology companies frequently represent the largest sector in the IPO Index.  Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions.  Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.  Information technology company stocks, especially those which are internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Financial Sector Risk.  (International IPO ETF only) Financial companies frequently represent the largest sector in the Renaissance International IPO Index. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

Small and Mid-Capitalization Company Risk.  Each Fund invests in small and mid-capitalization companies.  Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information.  Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

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Non-U.S. Securities Risk. Each Fund invests in non-U.S. listed securities.  These securities involve risks beyond those associated with investments in U.S. securities, including greater market volatility, higher transactional costs, the possibility that the liquidity of such securities could be impaired because of future political and/or economic developments, taxation by foreign governments, political instability, the possibility that foreign governmental restrictions may be adopted which might adversely affect such securities and that the selection of such securities may be more difficult because there may be less publicly available information concerning such non-U.S. issuers or the accounting, auditing and financial reporting standards, practices and requirements applicable to non-U.S. issuers may differ from those applicable to U.S. issuers.

Emerging Markets Risk.  A Fund may invest a portion of its portfolio in securities of issuers located in emerging markets.  Emerging market companies involve certain risks not associated with investing in developed market countries because emerging market countries are often in the initial stages of their industrialization cycles and have low per capita income.  These increased risks include the possibility of investment and trading limitations, greater liquidity concerns, higher price volatility, greater delays and possibility of disruptions in settlement transactions, greater political uncertainties and greater dependence on international trade or development assistance.  In addition, emerging market countries may be subject to overburdened infrastructures and environmental problems.

Custody Risk. (International IPO ETF only) Custody risk refers to risks in the process of clearing and settling trades and to the holding of securities by local banks, agents and depositories.  Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle.  Local agents are held only to the standard of care of the local markets.  Governments or trade groups may compel local agents to hold securities in designated depositories that are subject to independent evaluation.  The less developed a country’s securities market is, the greater the likelihood of custody problems occurring.

Currency Risk. (International IPO ETF only) The International IPO ETF holds investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies.  Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the Fund’s Shares.  Currency exchange rates can be very volatile and can change quickly and unpredictably.  As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Valuation Risk. The sales price each Fund could receive for a security may differ from a Fund’s valuation of the security and may differ from the value used by an Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology.  Because non-U.S. exchanges may be open on days when a Fund does not price its Shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell a Fund’s Shares.

Equity Securities Risk.  The value of the equity securities held by each Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by a Fund participate, or factors relating to specific issuers in which a Fund invests.  For example, an adverse event, such as an unfavorable earnings report, may result in a decline in the value of equity securities of an issuer held by a Fund; the price of the equity securities of an issuer may be particularly sensitive to general movements in the securities markets; or a drop in the securities markets may depress the price of most or all of the equities securities held by a Fund.  In addition, the equity securities of an issuer in a Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments.  Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments.  In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have also experienced significantly more volatility in those returns.

Market Risk.  The prices of the securities of each Fund are subject to the risk associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value.  An investment in a Fund may lose money.

Index Tracking Risk.  Each Fund’s return may not match the return of its Index for a number of reasons.  For example, a Fund incurs a number of operating expenses not applicable to its Index and incurs costs associated with

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buying and selling securities, especially when rebalancing a Fund’s securities holdings to reflect changes in the composition of its Index.  A Fund’s return may also deviate significantly from the return of its Index because a Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of its Index.  A Fund may not be fully invested at times as a result of reserves of cash held by the Fund to pay expenses.  In addition, a Fund may not be able to invest in certain securities included in its Index, or invest in them in the exact proportions they represent of its Index, due to legal restrictions or a lack of liquidity on the stock exchanges in which the securities in a Fund trade.  Moreover, a Fund may be delayed in purchasing or selling securities included in its Index.  To the extent a Fund calculates its NAV based on fair value prices and the value of its Index is based on securities’ closing prices (i.e., the value of its Index is not based on fair value prices) or prices differ from those used in calculating an Index, a Fund’s ability to track its Index may be adversely affected.  The need to comply with the tax diversification and other requirements of the Internal Revenue Code may also impact a Fund’s ability to replicate the performance of its Index.  In addition, if a Fund utilizes depositary receipts and derivative instruments that are not included in its Index, its return may not correlate as well with the return of its Index as would be the case if a Fund purchased all the securities in that Index directly.

Replication Management Risk.  Unlike many investment companies, the Funds are not “actively” managed.  Therefore, unless a specific security is removed from its Index, a Fund generally would not sell a security because the security’s issuer is in financial trouble.  If a specific security is removed from a Fund’s Index, that Fund may be forced to sell such security at an inopportune time or for prices other than at current market values.  An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices.  A Fund’s Index may not contain the appropriate or a diversified mix of securities for any particular economic cycle.  The timing of changes in a Fund from one type of security to another in seeking to replicate its Index could have a negative effect on a Fund.  Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline.  This means that, based on market and economic conditions, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Premium/Discount Risk.  Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV.  The NAV of the Shares will fluctuate with changes in the market value of each Fund’s securities holdings.  The market prices of Shares will fluctuate in accordance with changes in NAV and supply and demand on the Exchange.  The Adviser cannot predict whether Shares will trade below, at or above their NAV.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of an Index trading individually or in the aggregate at any point in time.  If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.  Any of these factors, discussed above and further below, may lead to the Shares trading at a premium or discount to a Fund’s NAV.

Non-Diversified Risk.  Each Fund is a separate investment portfolio of the Trust which is an open-end investment company registered under the 1940 Act.  A Fund is classified as a “non-diversified” investment company under the 1940 Act.  As a result, a Fund is subject to the risk that it will be more volatile than a diversified fund because a Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer.  As a result, the gains and losses on a single investment may have a greater impact on a Fund’s NAV and may make a Fund more volatile than more diversified funds.

Concentration Risk.  Each Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent that its Index concentrates in a particular sector or sectors or industry or group of industries.  The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry.  By concentrating its assets in a particular sector or sectors or industry or group of industries, a Fund is subject to the risk that economic, political or other conditions that have a negative effect on that sector or industry will negatively impact a Fund to a greater extent than if a Fund’s assets were invested in a wider variety of sectors or industries.

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Securities Lending Risk.  Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes.  In connection with such loans, the Fund receives liquid collateral equal to at least 102% (for U.S.-listed securities) or 105% (for non-U.S.-listed securities) of the value of the portfolio securities being loaned.  This collateral is marked-to-market on a daily basis.  Although a Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund) or become insolvent.  A Fund may pay fees to the party arranging the loan of securities.  In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

When a dividend is paid on a security that is out on loan, the borrower receives the dividend and in turn makes payment of the same amount to the Fund.  Dividends, if they constitute “qualified dividends,” are taxable at the same rate as long-term capital gains.  These payments made by borrowers, however, are not qualified dividends, and are taxable at higher ordinary income rates.  As a result, some of the distributions received by shareholders who hold Fund shares in taxable accounts may be subject to taxation at a higher rate than if a Fund had not loaned its portfolio securities.

ADDITIONAL RISKS

Risk of Investing in Derivatives.  Derivatives are financial instruments whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index.  Each Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments.  Moreover, although the value of a derivative is based on an underlying indicator, a derivative does not carry the same rights as would be the case if a Fund invested directly in the underlying securities.

Derivatives are subject to a number of risks, such as potential changes in value in response to market developments or as a result of the counterparty’s credit quality and the risk that a derivative transaction may not have the effect the Adviser anticipated.  Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator.  Derivative transactions can create investment leverage, may be highly volatile, and a Fund could lose more than the amount it invests.  The use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders of a Fund.

Swaps.  The use of swap agreements entails certain risks, which may be different from, and possibly greater than, the risks associated with investing directly in the underlying asset for the swap agreement.  For example, swap agreements may be subject to the risk of default by a counterparty as a result of bankruptcy or otherwise, which may cause a Fund to lose payments due by such counterparty altogether, or collect only a portion thereof, which collection could involve additional costs or delays.  Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell.  If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses to a Fund.  In addition, a swap transaction may be subject to a Fund’s limitation on investments in illiquid securities.  Swap agreements may be subject to pricing risk, which exists when a particular swap agreement becomes extraordinarily expensive (or inexpensive) relative to historical prices or the prices of corresponding cash market instruments.  The swaps market is a relatively new market and is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Options.  An option is a contract that provides the holder the right to buy or sell shares at a fixed price, within a specified period of time.  A call option gives the option holder the right to buy the underlying security from the option writer at the option exercise price at any time prior to the expiration of the option.  A put option gives the option holder the right to sell the underlying security to the option writer at the option exercise price at any time prior to the expiration of the option.  A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events.  The prices of options can be highly volatile and the use of options can lower total returns.

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Warrants.  Warrants are equity securities in the form of options issued by a corporation which give the holder the right to purchase stock, usually at a price that is higher than the market price at the time the warrant is issued.  A purchaser takes the risk that the warrant may expire worthless because the market price of the common stock fails to rise above the price set by the warrant.

Leverage Risk.  To the extent that a Fund borrows money or utilizes certain derivatives, it may be leveraged.  Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio securities.

Short History of an Active Market/No Guarantee of Active Trading Market.  Each Fund is an organized series of the Trust.  While Shares are listed on the Exchange, there can be no assurance that active trading markets for the Shares will be maintained.  The distributor of each Fund’s Shares (the “Distributor”), does not maintain a secondary market in the Shares.

Trading Issues.  Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.  In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules.  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

TAX ADVANTAGED PRODUCT STRUCTURE

Unlike many conventional mutual funds which are only bought and sold at closing NAVs, the Shares of each Fund have been designed to be tradable in a secondary market on an intra-day basis and to be created and redeemed principally in-kind in Creation Units at each day’s market close.  These in-kind arrangements are designed to mitigate adverse effects on each Fund’s portfolio that could arise from frequent cash purchase and redemption transactions that affect the NAV of a Fund.  Moreover, in contrast to conventional mutual funds, where frequent redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities which, in turn, may generate taxable gain, the in-kind redemption mechanism of a Fund, to the extent used, generally is not expected to lead to a tax event for shareholders that are not being redeemed.  However, buying and selling shares of a Fund is a taxable event.

PORTFOLIO HOLDINGS

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI and is located on the Funds’ website.

MANAGEMENT OF THE FUNDS

Board of Trustees.  The Board of Trustees of the Trust has the responsibility for the general oversight of the management of the Funds, including general supervision of the Adviser and other service providers, but is not involved in the day-to-day management of the Trust.  A list of the Trustees and the Trust officers, and their present positions and principal occupations, is provided in the Funds’ Statement of Additional Information (“SAI”).

Investment Adviser.  Renaissance Capital LLC serves as the investment adviser for the Funds.  Subject to the supervision of the Board of Trustees, the Adviser is responsible for the day-to-day investment management of each Fund and the Funds’ business affairs and administrative matters.  The Adviser has been an investment adviser since 1998 and also acts as the adviser to a mutual fund, an ETF and separately managed institutional accounts.  The Adviser is affiliated with the Index Provider, and uses an independent third party to calculate each index.  The Adviser’s principal business address is 165 Mason Street, Greenwich, CT 06830.  A discussion regarding the Board of Trustees’ approval of the Investment Management Agreement entered into between the Trust, on behalf of each Fund, and the Adviser, is available in the Trust’s annual report for the period ended September 30, 2014.

Pursuant to a Supervision and Administration Agreement and, subject to the general supervision of the Board of Trustees of the Trust, the Adviser provides or causes to be furnished, all supervisory, administrative and other

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services reasonably necessary for the operation of the Funds and also bears the cost of various third-party services required by the Funds, including audit, certain custody, portfolio accounting, legal, transfer agency and printing costs.  The Supervision and Administration Agreement also requires the Adviser to provide investment advisory services to the Funds pursuant to the Investment Management Agreement.

For providing investment advisory, supervisory and administrative services to the Funds, the Adviser reserves a monthly management fee equal to 0.60% of the IPO ETF’s average daily net assets and 0.80% of the International IPO ETF’s average daily net assets, pursuant to an all-in fee structure.

In addition, each Fund bears other fees and expenses that are not covered by the Supervision and Administration Agreement, which may vary and will affect the total expense ratio of the Fund, such as taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses).  The Adviser may earn a profit on the management fee paid by a Fund.  Also, the Adviser, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

Administrator, Custodian and Transfer Agent.  State Street Bank and Trust Company is the administrator for the Funds and provides transfer agency and fund accounting services to each Fund (the “Administrator”), and State Street Bank and Trust Company is the custodian of each Fund’s assets.  The Administrator is also responsible for certain clerical, recordkeeping and/or bookkeeping services which are provided pursuant to the Investment Management Agreement.

Distributor.  Foreside Fund Services, LLC is the Distributor of the Shares.  The Distributor will not distribute Shares in less than Creation Units, and does not maintain a secondary market in the Shares.  The Shares are traded in the secondary market.

DISTRIBUTION AND SERVICE PLAN

The Board of Trustees of the Trust has adopted a distribution and services plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its Shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of the Fund’s average daily net assets each year.

No Rule 12b-1 fee is currently paid by the Funds, and there are no current plans to impose these fees.  However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of Fund assets on an ongoing basis, these fees will increase the cost of your investment in a Fund.  By purchasing Shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing Shares with other types of sales charge arrangements.  Long term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of FINRA.  The net income attributable to Shares will be reduced by the amount of distribution fees and service fees and other expenses of the Fund.

PORTFOLIO MANAGERS

The portfolio managers who currently share joint responsibility for the day-to-day management of each Fund’s portfolio are Linda R. Killian and William K. Smith.  Ms. Killian is a co-founder and officer of the Adviser and has been with the Adviser since 1992.  Ms. Killian also serves as a portfolio manager for all of the ETFs and an open-end mutual fund advised by the Adviser.  Mr. Smith is a co-founder and officer of the Adviser and has been with the Adviser since 1991.  Mr. Smith also serves as head trader for all of the ETFs and open-end mutual fund advised by the Adviser.  See the Funds’ SAI for additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their respective ownership of Shares of the Funds.

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SHAREHOLDER INFORMATION

DETERMINATION OF NAV

The NAV per Share for each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding.  Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV.  The NAV of each Fund is determined each business day as of the close of trading (ordinarily 4:00 p.m. Eastern time).  Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

The value of a Fund’s portfolio securities are based on the securities’ closing prices on their principal markets.  Due to the time difference between the United States and certain countries in which a Fund may invest, securities on these exchanges may not trade at times when Shares of a Fund will trade.  In the absence of a last reported sales price, or if no sales were reported, and for other assets for which market quotes are not readily available, values may be based on quotes obtained from a quotation reporting system, established market makers or by an outside independent pricing service.  Prices obtained by an outside independent pricing service may use information provided by market makers or estimates of market values obtained from yield data related to investments or securities with similar characteristics and may use a computerized grid matrix of securities and its evaluations in determining what it believes is the fair value of the portfolio securities.  If a market quotation for a security is not readily available or the Adviser believes it does not otherwise accurately reflect the market value of the security at the time a Fund calculates its NAV, the security will be fair valued by the Adviser in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees.  Each Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted.  Accordingly, each Fund’s NAV is expected to reflect certain portfolio securities’ fair values rather than their market prices at the time the exchanges on which they principally trade close.  Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.  In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Index.  This may adversely affect a Fund’s ability to track its Index.  With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

BUYING AND SELLING EXCHANGE-TRADED SHARES

The Shares of each Fund are listed on the Exchange.  If you buy or sell Shares in the secondary market, you will incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.  In times of severe market disruption or low trading volume in a Fund’s Shares, this spread can increase significantly.  It is anticipated that the Shares will trade in the secondary market at prices that may differ to varying degrees from the NAV of the Shares.  During periods of disruptions to creations and redemptions or the existence of extreme market volatility, the market prices of Shares are more likely to differ significantly from the Shares’ NAV.

The Depository Trust Company (“DTC”) serves as securities depository for the Shares.  (The Shares may be held only in book-entry form; stock certificates will not be issued.)  DTC, or its nominee, is the record or registered owner of all outstanding Shares.  Beneficial ownership of Shares will be shown on the records of DTC or its participants (described below).  Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof.  Accordingly, to exercise any rights of a holder of Shares, each beneficial owner must rely on the procedures of:  (i) DTC; (ii) “DTC Participants,” i.e., securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC; and (iii) “Indirect Participants,” i.e., brokers, dealers, banks and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly, through which such beneficial owner holds its interests.  The Trust understands that under existing industry practice, in the event the Trust requests any

20

action of holders of Shares, or a beneficial owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of beneficial owners owning through them.  As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes.  For more information, see the section entitled “Book Entry Only System” in the Funds’ SAI.

The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Market Timing and Related Matters.  The Funds impose no restrictions on the frequency of purchases and redemptions.  The Board of Trustees considered the nature of each Fund (i.e., a fund whose shares are expected to trade intraday), that the Adviser monitors the trading activity of authorized participants for patterns of abusive trading, that each Fund reserves the right to reject orders that may be disruptive to the management of or otherwise not in that Fund’s best interests, and that each Fund may fair value certain of its securities.  Given this structure, the Board of Trustees determined that it is not necessary to impose restrictions on the frequency of purchases and redemptions for the Funds at the present time.

DISTRIBUTIONS

Net Investment Income and Capital Gains.  As a shareholder of a Fund, you are entitled to your share of a Fund’s distributions of net investment income and net realized capital gains on its investments.  Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

A Fund typically earns income dividends from stocks and interest from debt securities.  These amounts, net of expenses, are typically passed along to Fund shareholders as dividends from net investment income.  A Fund realizes capital gains or losses whenever it sells securities.  Net capital gains are distributed to shareholders as “capital gain distributions.”

Net investment income, if any, and net capital gains, if any, are distributed to shareholders at least annually.  Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code.  In addition, a Fund may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Fund owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital, which, for tax purposes, is treated as a return of your investment in Shares.

Distributions in cash may be reinvested automatically in additional Shares of a Fund only if the broker through which you purchased Shares makes such option available.

TAX INFORMATION

As with any investment, you should consider how your Fund investment will be taxed.  The tax information in this Prospectus is provided as general information.  You should consult your own tax professional about the tax consequences of an investment in a Fund, including the possible application of foreign, state and local taxes.  Unless your investment in a Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when: (i) the Fund makes distributions, (ii) you sell Shares in the secondary market or (iii) you create or redeem Creation Units.

Taxes on Distributions.  As noted above, each Fund expects to distribute net investment income, if any, at least annually, and any net realized long-term or short-term capital gains, if any, annually.  A Fund may also pay a special distribution at any time to comply with U.S. federal tax requirements.

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In general, your distributions are subject to U.S. federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund.  Distributions of net investment income, including any net short-term gains, if any, are generally taxable as ordinary income.  Whether distributions of capital gains represent long-term or short-term capital gains is determined by how long a Fund owned the investments that generated them, rather than how long you have owned your Shares.  Distributions of net short-term capital gains in excess of net long–term capital losses, if any, are generally taxable as ordinary income.  Distributions of net long-term capital gains in excess of net short-term capital losses, if any, that are properly reported as capital gain dividends are generally taxable as long-term capital gains.

Each Fund may receive dividends, the distribution of which a Fund may report as qualified dividends.  In the event that a Fund receives such a dividend and reports the distribution of such dividend as a qualified dividend, the dividend may be taxed at the maximum capital gains rates, provided holding period and other requirements are met at both the shareholder and a Fund level.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the Shares, and generally as capital gain thereafter.  A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Shares.  A distribution will reduce a Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

Dividends, interest and gains from non-U.S. investments of a Fund may give rise to withholding and other taxes imposed by foreign countries.  Tax conventions between certain countries and the United States may, in some cases, reduce or eliminate such taxes.

If more than 50% of a Fund’s total assets at the end of its taxable year consist of foreign securities, a Fund may elect to “pass through” to its investors certain foreign income taxes paid by a Fund, with the result that each investor will (i) include in gross income, as an additional dividend, even though not actually received, the investor’s pro rata share of that Fund’s foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income), subject to certain holding period and other limitations, the investor’s pro rata share of a Fund’s foreign income taxes.

Backup Withholding.  Each Fund may be required to withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number or otherwise established a basis for exemption from backup withholding.  The backup withholding rate for individuals is currently 28%.  This is not an additional tax and may be refunded, or credited against your U.S. federal income tax liability, provided certain required information is furnished to the Internal Revenue Service.

Taxes on the Sale or Cash Redemption of Exchange Listed Shares.  Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if held for one year or less.  However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Shares.  The ability to deduct capital losses may be limited.  To the extent that a Fund shareholder’s Shares are redeemed for cash, this is normally treated as a sale for tax purposes.

Taxes on Creations and Redemptions of Creation Units.  A person who exchanges securities for Creation Units generally will recognize a gain or loss.  The gain or loss will be equal to the difference between the market value of the Creation Units at the time of exchange and the sum of the exchanger’s aggregate basis in the securities surrendered and the amount of any cash paid for such Creation Units.  A person who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received.  The Internal Revenue Service, however, may assert that a loss realized upon an exchange of primarily securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.  Persons exchanging securities for Creation Units or redeeming Creation Units should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible and the tax treatment of any creation or redemption transaction.

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Under current U.S. federal income tax laws, any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the Shares (or securities surrendered) have been held for more than one year and as a short-term capital gain or loss if the Shares (or securities surrendered) have been held for one year or less.

If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you created or sold and at what price.

Medicare Tax.  An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Non-U.S. Shareholders.  If you are not a citizen or resident alien of the United States a Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business.

As part of the Foreign Account Tax Compliance Act (“FACTA”), a Fund may be required to withhold U.S. tax (at a 30% rate) on payments of dividends and (effective January 1, 2017) redemption proceeds made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.  Shareholders may be requested to provide additional information to a Fund to enable a Fund to determine whether withholding is required.  Each Fund may be required to perform due diligence reviews to classify foreign entity investors for FATCA purposes.  Investors are required to agree to provide information necessary to allow a Fund to comply with FATCA rules.  If a Fund is required to withhold amounts from payments pursuant to FATCA, investors will receive distributions that are reduced by such withholding amounts.

Non-U.S. shareholders are advised to consult their tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the possible applicability of the U.S. estate tax.

The foregoing discussion summarizes some of the consequences under current U.S. federal income tax law of an investment in a Fund.  It is not a substitute for personal tax advice.  Consult your own tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.

THE INDICES AND INDEX PROVIDER

THE INDICES

The Renaissance IPO Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of companies that have gone public on a recognized U.S. exchange in the last 500 trading days.  Only companies with at least $100 million investable market capitalization at the time of the IPO are eligible for inclusion in the IPO Index.  The largest 80% of IPOs based upon full market capitalization are included in the IPO Index and weighted based upon float capitalization. Constituent stocks are capped at 10% on any rebalancing date.

The Renaissance International IPO Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of companies that have gone public on a recognized non-U.S. exchange in the last 500 trading days.  Only companies with at least $100 million investable market capitalization at the time of the IPO are eligible for inclusion in the International IPO Index.  The largest 80% of eligible companies based upon full market capitalization are included in the International IPO Index and weighted based upon float capitalization.  Constituent stocks are capped at 10% on any rebalancing date.

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Each Index is calculated and maintained by FTSE International Limited (the “Calculation Agent”) on behalf of the Index Provider.  Index values are calculated daily and are disseminated every 15 seconds between the hours of approximately 9:30 a.m. and 4:10 p.m. (Eastern Time).

Each Index is calculated using a capitalization weighting methodology, adjusted for float, which is modified so as to ensure compliance with the diversification requirements of Subchapter M of the Internal Revenue Code.  Each Index is reconstituted quarterly, at the close of business on the third Friday in March, June, September and December, and companies are added and/or deleted based upon the Index eligibility criteria.  Sizable companies with recent stock exchange listings (i.e., recent initial public offerings) may be added to an Index on a fast entry basis, provided the companies meet all eligibility criteria.  The share weights of the components of each Index are adjusted on a quarterly basis (every third Friday in a quarter-end month).

Rebalancing data, including constituent weights and related information, is posted on the Index Provider’s website prior to the start of trading on the first business day following the third Friday of the calendar quarter.  A press announcement identifying additions and deletions to each Index is issued on the Friday prior to a rebalancing date.  Target share weights of the constituents remain constant between quarters except in the event of certain types of corporate actions, including stock splits and reverse stock splits.

LICENSE AGREEMENT AND DISCLAIMERS

The Adviser has entered into a licensing agreement with Renaissance Capital International, LLC (the “Index Provider”) to use the Indices.  The Index Provider is a wholly owned subsidiary of the Adviser.  Each Fund is entitled to use its Index pursuant to a sub-licensing arrangement with the Adviser.

Shares of a Fund are not sponsored, endorsed, sold or promoted by the Index Provider.  The Index Provider makes no representation or warranty, express or implied, to the owners of the Shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Shares of a Fund particularly or the ability of an Index to track the performance of its respective securities markets.  Each Index is determined and composed by the Index Provider without regard to the Adviser or the Shares of each Fund.  The Index Provider has no obligation to take the needs of the Adviser or the owners of the Shares of a Fund into consideration in determining or composing an Index.  The Index Provider is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Shares of a Fund to be issued or in the determination or calculation of the equation by which the Shares of a Fund are to be converted into cash.  The Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Shares of a Fund.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF SHARES OF A FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN.  THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Each Fund is not sponsored, promoted, sold or supported in any other manner by the Calculation Agent nor does the Calculation Agent offer any express or implicit guarantee or assurance either with regard to the results of using an Index and/or its trade mark or its price at any time or in any other respect.  Each Index is calculated and maintained by the Calculation Agent.  The Calculation Agent uses its best efforts to ensure that each Index is calculated correctly.  Irrespective of its obligations towards the Index Provider, the Calculation Agent has no obligation to point out errors in an Index to third parties including but not limited to investors and/or financial intermediaries of a Fund.  Neither publication of an Index by the Calculation Agent nor the licensing of an Index or its trade mark for the purpose of use in connection with a Fund constitutes a recommendation by the Calculation Agent to invest

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capital in a Fund nor does it in any way represent an assurance or opinion of the Calculation Agent with regard to any investment in a Fund.  The Calculation Agent is not responsible for fulfilling the legal requirements concerning the accuracy and completeness of a Fund’s Prospectus.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past four calendar quarters, as applicable, can be found at www.renaissancecapital.com.

GENERAL INFORMATION

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws.  Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act may occur.  Broker dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares.  A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.  This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act.  As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.  Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request.  The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

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Other Information

The Trust was organized as a Delaware statutory trust on February 3, 1997.  Its Declaration of Trust currently permits the Trust to issue an unlimited number of Shares of beneficial interest.  If shareholders are required to vote on any matters, each Share outstanding would be entitled to one vote.  Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law.  See the Funds’ SAI for more information concerning the Trust’s form of organization.  Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Fund.  Registered investment companies are permitted to invest in a Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

Blank Rome LLP serves as counsel to the Trust, including the Funds.  Tait, Weller & Baker LLP serves as the Trust’s independent registered public accounting firm and will audit the Fund’s financial statements annually.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand each Fund’s (except the International IPO ETF) financial performance since inception.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund assuming reinvestment of all dividends and distributions.  This information has been derived from each Fund’s financial statements audited by Tait, Weller & Baker LLP whose report, along with each Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

FINANCIAL HIGHLIGHTS

Net Assets Value,	$ 20.00
Net Investment Income (1)	0.06
Net Realized and Unrealized Gain	2.98
Total from Investment Operations	3.04
Redemption Fees (1)	0.00*
Distribution to Shareholders From Net Investment Income	(0.06)
Net Asset Value, End of Period	$ 22.98
Total Return (2)	15.22%
Ratios and Supplemental Data
Net Assets, End of Period (000s)	$ 33,325
Ratio of Net Expenses to Average Net Assets (3)	0.60%
Ratio of Net Investment Income to Average Net Assets (3)	0.30%
Portfolio Turnover Rate (4)	127%

(1)

Calculated using average shares method.

(2)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the payment date. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(3)

Annualized.

(4)

Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

*   Per share amount represents less than $0.005 per share.

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Additional Information

This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Funds’ Shares.  Information about the Funds can be reviewed and copied at the SEC’s Public Reference Room and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090.  The Funds’ Registration Statement, including this Prospectus, the Funds’ SAI and the exhibits may be examined at the offices of the SEC (100 F Street, NE, Washington, DC 20549) or on the EDGAR database at the SEC’s website (http://www.sec.gov), and copies may be obtained, after paying a duplicating fee, by electronic request at the following email address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-1520.  These documents and other information concerning the Trust also may be inspected at the offices of the Exchange.

The SAI for the Funds, which has been filed with the SEC, provides more information about the Funds.  The SAI for the Funds is incorporated herein by reference and is legally part of the Funds’ Prospectus.  Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders.  In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and the Funds’ annual and semi-annual reports may be obtained without charge by writing to a Fund at Foreside Fund Services, LLC, the Fund’s Distributor, at 3 Canal Plaza, Suite 100, Portland, Maine  04101, or by calling the Distributor at the following number:  Investor Information:  1-866-486-6645.

Shareholder inquiries may be directed to a Fund in writing to 165 Mason Street, Greenwich, CT 06830 or by calling 1-866-486-6645.

The Funds’ SAI is available at www.renaissancecapital.com.
SEC Registration Number: 333-21311
(Investment Company Act file no. 811-08049)
www.renaissancecapital.com

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RENAISSANCE CAPITAL GREENWICH FUNDS

ETF SERIES

STATEMENT OF ADDITIONAL INFORMATION

January 31, 2015

This Statement of Additional Information (“SAI”) is not a prospectus.  It should be read in conjunction with the current Prospectus dated January 31, 2015 (the “Prospectus”) for the following IPO ETF Fund and the International IPO ETF Fund (“ each a “Fund” and collectively the “Funds”) of Renaissance Capital Greenwich Funds (the “Trust”), as such Prospectus may be revised or supplemented from time to time:

Fund Principal U.S. Listing Exchange Ticker Renaissance IPO ETF NYSE Arca, Inc. IPO Renaissance International IPO ETF NYSE Arca, Inc. IPOS

The Funds’ Prospectus is dated January 31, 2015.  A copy of the Prospectus and Annual Report may be obtained without charge by writing to the Trust at 165 Mason Street, Greenwich, CT 06830, calling 1-866-486-6645 or visitingwww.renaissancecapital.com.

i

GENERAL DESCRIPTION OF THE TRUST

The Trust is an open-end management investment company.  The Trust currently consists of three series, an open-end mutual fund and two exchange traded funds (“ETFs”).  This SAI relates to the ETFs, the Renaissance IPO ETF (the “IPO ETF”) and the Renaissance International IPO ETF (the “International IPO ETF”) (each a “Fund” and collectively the “Funds”).  Each Fund is classified as a non-diversified management investment company under the Investment Company Act of 1940, as amended (“1940 Act”), and, as a result, is not required to meet certain diversification requirements under the 1940 Act.  The Trust was organized as a Delaware statutory trust on February 3, 1997.  The shares of the Funds are referred to herein as “Shares.”

Each Fund offers and issues Shares at its respective net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”).  Similarly, Shares are redeemable by the Funds only in Creation Units.  Creation Units of a Fund are issued and redeemed generally in exchange for specified securities held by the Funds generally included in the relevant Fund’s benchmark index (the “Index”) and a specified cash payment.  The Shares of each Fund are listed on the NYSE Arca (the “Exchange”), and trade in the secondary market at market prices that may differ from the Shares’ NAV.  A Creation Unit consists of 50,000 Shares of a Fund.  The Trust reserves the right to permit or require a “cash” option for creations and redemptions of Shares of a Fund (subject to applicable legal requirements).

INVESTMENT POLICIES AND RESTRICTIONS

Repurchase Agreements

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral.  A repurchase agreement is an agreement under which a Fund acquires a money market instrument (generally a security issued by the U.S. Government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next business day).  A repurchase agreement may be considered a loan collateralized by securities.  The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value at least equal to the value of the repurchase agreement and are held by the Trust’s custodian bank until repurchased.  In addition, the Trust’s Board of Trustees (“Board” or “Trustees”) has established guidelines and standards for review of the creditworthiness of any bank, broker or dealer counterparty to a repurchase agreement with a Fund.  No more than an aggregate of 15% of a Fund’s net assets will be invested in repurchase agreements having maturities longer than seven days.

The use of repurchase agreements involves certain risks.  For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security.  If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral not within the control of the Fund and, therefore, the Fund may incur delays in disposing of the security and/or may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Futures Contracts and Options

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price.  Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next.  Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.  Each Fund may use futures contracts and options on futures contracts based on other indexes or combinations of indexes that Renaissance Capital LLC (the “Adviser”) believes to be representative of each Fund’s benchmark index (each an “Index”).

An option is a contract that provides the holder the right to buy or sell shares at a fixed price, within a specified period of time.  An American call option gives the option holder the right to buy the underlying security from the option writer at the option exercise price at any time prior to the expiration of the option.  An American put option gives the option holder the right to sell the underlying security to the option writer at the option exercise price at any time prior to the expiration of the option.

Although futures contracts (other than cash settled futures contracts including most stock index futures contracts) by their terms call for actual delivery or acceptance of the underlying instrument or commodity, in most cases the contracts are closed out before the maturity date without the making or taking of delivery.  Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position.  Brokerage commissions are incurred when a futures contract position is opened or closed.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts.  A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying instrument or commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date.  Brokers may establish deposit requirements which are higher than the exchange minimums.  Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily.  If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.

Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder.  Variation margin payments are made to and from the futures broker for as long as the contract remains open.  The Funds expect to earn interest income on its margin deposits.

A Fund may use futures contracts and options thereon, together with positions in cash and money market instruments, to simulate full investment in its Index.  Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to Index components or a subset of the components.  Liquid futures contracts may not be currently available for an Index.

Positions in futures contracts and options may be closed out only on an exchange that provides a secondary market therefore.  However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time.  Thus, it may not be possible to close a futures or options position.  In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin.  In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so.  In addition, a Fund may be required to make delivery of the instruments underlying futures contracts they have sold.

Each Fund will seek to minimize the risk that they will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited.  A Fund does not plan to use futures and options contracts in this way.  The risk of a futures position may still be large as traditionally measured due to the low margin deposits required.  In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit.

Futures are marked to market daily.  Utilization of futures transactions by a Fund involves the risk of imperfect or even negative correlation to an Index if the index underlying the futures contracts differs from that Index.  There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day.  The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session.  Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit.  The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions.  Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

Except as otherwise specified in a Fund’s Prospectus or this SAI, there are no limitations on the extent to which a Fund may engage in transactions involving futures and options thereon.  Each Fund will take steps to prevent its futures positions from “leveraging” its securities holdings.  When a Fund has a long futures position, it will maintain with its custodian bank, cash or liquid securities having a value equal to the notional value of the contract (less any margin deposited in connection with the position).  When a Fund has a short futures position, as part of a complex stock replication strategy each Fund will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and liquid securities (or a combination of the foregoing) having a value equal to the net obligation of a Fund under the contract (less the value of any margin deposits in connection with the position).

Swaps

Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value or level of a specified index or asset.  In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset.  Although swap agreements entail the risk that a party will default on its payment obligations thereunder, a Fund seeks to reduce this risk by entering into agreements that involve payments no less frequently than quarterly.  The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

The use of such swap agreements involves certain risks.  For example, if the counterparty, under a swap agreement, defaults on its obligation to make payments due from it as a result of its bankruptcy or otherwise, a Fund may lose such payments altogether or collect only a portion thereof, which collection could involve costs or delays.

The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments ultimately will require the clearing and exchange-trading of many over-the-counter derivative instruments that the Commodity Futures Trading Commission (“CFTC”) and Securities and Exchange Commission (“SEC”) recently defined as “swaps” and “security-based swaps.”  Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing.  The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Funds’ ability to enter into swap agreements.

Warrants and Subscription Rights

Warrants are equity securities in the form of options issued by a corporation which give the holder the right, but not the obligation, to purchase stock, usually at a price that is higher than the market price at the time the warrant is issued.  A purchaser takes the risk that the warrant may expire worthless because the market price of the common stock fails to rise above the price set by the warrant.

Convertible Securities

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula.  A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities generally have characteristics similar to both debt and equity securities.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.  Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers.  Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities.  Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Future Developments

A Fund may take advantage of opportunities in the area of options, futures contracts, options on futures contracts, options on a Fund, warrants, swaps and any other investments which are not presently contemplated for use or which are not currently available, but which may be developed, to the extent such investments are considered suitable for a Fund by the Adviser.  To the extent that there are future developments that a Fund may take advantage of, adequate disclosure will be added to the prospectus as applicable under Principal or Additional Investment Strategies or Risks.

Investment Restrictions

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund.  These restrictions cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities.  For purposes of the 1940 Act, a majority of the outstanding voting securities of a Fund means the vote, at an annual or a special meeting of the security holders of a Fund, of the lesser of (1) 67% or more of the voting securities of a Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund.  Under these restrictions:

1.

Each Fund may not make loans, except that a Fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan or participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) participate in an interfund lending program with other registered investment companies;

2.

Each Fund may not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time.  Under the 1940 Act, an investment company may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

3.

Each Fund may not issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time;

4.

Each Fund may not purchase a security (other than obligations of the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of its total assets would be invested in a single issuer;

5.

Each Fund may not purchase or sell real estate, except that a Fund may (i) invest in securities of issuers that invest in real estate or interests therein; (ii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; and (iii) hold and sell real estate acquired by a Fund as a result of the ownership of securities;

6.

Each Fund may not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in the disposition of restricted securities or in connection with its investments in other investment companies;

7.

Each Fund may not purchase or sell commodities, unless acquired as a result of owning securities or other instruments, but it may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments and may invest in securities or other instruments backed by commodities; and

8.

Each Fund may not purchase any security if, as a result of that purchase, 25% or more of its total assets would be invested in securities of issuers having their principal business activities in the same industry, except that a Fund will invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries if the index that a Fund replicates concentrates in an industry or group of industries.  This limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

In addition to the investment restrictions adopted as fundamental policies as set forth above, a Fund observes the following restrictions, which may be changed by the Board without a shareholder vote.  Each Fund will not:

1.

Invest in securities which are “illiquid” securities, including repurchase agreements maturing in more than seven days and options traded over-the-counter, if the result is that more than 15% of a Fund’s net assets would be invested in such securities.

2.

Make short sales of securities.

3.

Purchase any security on margin, except for such short-term loans as are necessary for clearance of securities transactions.  The deposit or payment by a Fund or initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

4.

Participate in a joint or joint-and-several basis in any trading account in securities, although transactions for a Fund and any other account under common or affiliated management may be combined or allocated between a Fund and such account.

5.

Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although a Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be continuously complied with.  An illiquid security is generally considered to be a security that cannot be sold or disposed of in the ordinary course of business within seven days at the approximate price used by a Fund in determining its NAV.

Each Fund may invest in securities not included in its Index, money market instruments or funds which reinvest exclusively in money market instruments, in stocks that are in the relevant market but not that Index, and/or in combinations of certain stock index futures contracts, options on such futures contracts, stock options, stock index options, options on the Shares, and stock index swaps and swaptions, each with a view towards providing a Fund with exposure to the securities in the Index.  These investments may be made to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions of Creation Units.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in each Fund is contained in the Funds’ Prospectus under the headings “Fund Summary—Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Investment Strategies and Risks—Risks of Investing in the Funds.”  The discussion below supplements, and should be read in conjunction with, such sections of the Funds’ Prospectus.

General

Investment in a Fund should be made with an understanding that the value of a Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares).  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer.  Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.  Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

In the event that the securities in an Index are not listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market.  The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities.  There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid.  The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

Each Fund is not actively managed by traditional methods, and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the securities held by a Fund unless the securities of such issuer are removed from its respective Index.

An investment in a Fund should also be made with an understanding that a Fund will not be able to replicate exactly the performance of its Index because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of its respective Index.  It is also possible that for periods of time, a Fund may not fully replicate the performance of its Index due to the temporary unavailability of certain Index securities in the secondary market or due to other extraordinary circumstances.  It is also possible that the composition of a Fund may not exactly replicate the composition of its Index if a Fund has to adjust its portfolio holdings in order to continue to qualify as a “regulated investment company” under the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Regulatory developments affecting the exchange-traded and OTC derivatives markets may impair a Fund’s ability to manage or hedge its investment portfolio through the use of derivatives.  The Dodd-Frank Act and the rules promulgated thereunder may limit the ability of a Fund to enter into one or more exchange-traded or OTC derivatives transactions.

The Trust, on behalf of each Fund, has filed a notice of eligibility with the National Futures Association claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”).  Therefore, neither a Fund nor the Adviser (with respect to a Fund) is subject to registration or regulation as a commodity pool or CPO under the CEA.

Each Fund’s use of derivatives may also be limited by the requirements of the Internal Revenue Code, for qualification as a regulated investment company for U.S. Federal income tax purposes.

With respect to investments in swap transactions, commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order to claim an exemption from being considered a “commodity pool” or CPO.  First, the aggregate initial margin and premiums required to establish an investment company’s positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments).  Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions).  In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets.  In the event that the Adviser is required to register as a CPO, the disclosure and operations of a Fund would need to comply with all applicable CFTC regulations.  Compliance with these additional registration and regulatory requirements would increase operational expenses.  Other potentially adverse regulatory initiatives could also develop.  A related CFTC proposal to harmonize applicable CFTC and SEC regulations could, if adopted, mitigate certain disclosure and operational burdens if CPO registration were required.

Shares are subject to the risks of an investment in a portfolio of unseasoned equity securities in an economic region or industry sector in which an Index is highly concentrated.  In addition, because it is the policy of a

Fund to generally invest in the securities that comprise its Index, the portfolio of securities held by a Fund (“Fund Securities”) also will be concentrated in that economic sector or industry.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Funds’ Prospectus under the headings “Fund Summary — Principal Risks of Investing in the Fund,” “Additional Information About the Funds’ Investment Strategies and Risks — Risks of Investing in the Funds,” “Shareholder Information — Determination of NAV” and “Shareholder Information — Buying and Selling Exchange-Traded Shares.”  The discussion below supplements, and should be read in conjunction with, such sections of the Funds’ Prospectus.

The Shares of each Fund are traded in the secondary market at prices that may differ to some degree from its NAV.  The Exchange may but is not required to remove the Shares of a Fund from listing if:  (1) following the initial twelve-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days, (2) the value of the Index or portfolio of securities on which a Fund is based is no longer calculated or available or (3) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable.  In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust.  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Fund will continue to be met.

As in the case of other securities traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

In order to provide investors with a basis to gauge whether the market price of the Shares on the Exchange is approximately consistent with the current value of the assets of each Fund on a per Share basis, an updated Indicative Per Share Portfolio Value is disseminated intra-day through the facilities of the Consolidated Tape Association’s Network B.  Indicative Per Share Portfolio Values are disseminated every 15 seconds during regular Exchange trading hours based on the most recently reported prices of Fund Securities.  As the respective international local markets close, the Indicative Per Share Portfolio Value will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second interval. The Funds are not involved in or responsible for the calculation or dissemination of the Indicative Per Share Portfolio Value and make no warranty as to the accuracy of the Indicative Per Share Portfolio Value.

BOARD OF TRUSTEES OF THE TRUST

Trustees and Officers of the Trust

The Board of the Trust consists of four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act), of the Trust (the “Independent Trustees”).  Ms. Kathleen Shelton Smith, a Trustee who is an interested person, serves as Chairman of the Board.  The Board is responsible for overseeing the management and operations of the Trust, including general supervision of the duties performed by the Adviser and other service providers to the Trust.  The Adviser is responsible for the day-to-day administration and business affairs of the Trust.

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite skills and attributes to carry out its oversight responsibilities with respect to the Trust.  The Board believes that the Trustees’ ability to review, critically evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support this conclusion.  The Board also has considered the following experience, qualifications, attributes and/or skills, among others, of its members in reaching its conclusion: such person’s character and integrity; length of service as a board member of the Trust; such person’s willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee.  In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee:  Mr. Greene has significant business and financial experience, particularly in the investment management industry, where he has 30 years of experience with trading and markets through his involvement with the American Investors Fund and service as a board member of an investment trust; Mr. Puschel, a past Naval Officer, has over 35 years of business, financial, management and marketing experience, as Chairman and former President of F. Schumacher & Co., a privately-held home furnishings company founded in 1889; Mr. Auch has over 30 years of capital markets origination, investment sales management, financial product marketing and executive development expertise at several major Wall Street firms, an affiliate of NBC and an executive search firm; and Ms. Smith has management and financial expertise, including over 30 years of experience working with initial public offerings as an investment banker and portfolio manager and service as Chairman, Chief Compliance Officer and Treasurer of various businesses of the Adviser, including Renaissance Capital Investments, Inc., and Renaissance Capital International LLC. References to the experience, qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

The Trustees of the Trust, their addresses, positions with the Trust, date of birth, term of office and length of time served, principal occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and other directorships, if any, held by the Trustees, are set forth below.

Independent Trustees

Name, Address and Birth Year (a)	Position(s) Held with the Trust	Term of Office and Length of Time Served (b)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen (c)	Other Directorships Held By Trustee During Past Five Years
Warren K. Greene 1936 (d)	Trustee	Since December 1997	President – American Investors Fund, LLC	3	EII Realty Securities
Gerald W. Puschel, 1944 (d)	Trustee	Since December 1997	Chairman, F. Schumacher & Co.	3	F. Schumacher & Co.
Walter E. Auch, Jr. 1945 (d)	Trustee	Since August 2013	Auch Financial Partners, LLC	3	None

(a) The address for each Trustee and officer is 165 Mason Street, Greenwich, CT  06830.

(b) Each Trustee serves until resignation, death, retirement or removal.  Officers are elected yearly by the Trustees.

(c) The Fund Complex consists of the mutual fund and ETFs.

(d) Member of the Audit Committee.

Interested Trustees and Officers

Name, Address and Birth Year (a)	Position(s) Held with the Trust	Term of Office and Length of Time Served (b)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen (c)	Other Directorships Held By Trustee During Past Five Years
Kathleen Shelton Smith 1954 (d)	Chairman, Treasurer and Chief Compliance Officer	Since December 1997	Chairman and Chief Compliance Officer; VP, Treasurer and Secretary of Renaissance Capital LLC, Renaissance Capital Investments, Inc. and Renaissance Capital International, LLC	3	None

William K. Smith 1951 (e)	President	Since December 1997	President, Chief Executive Officer and Director of Renaissance Capital LLC, Renaissance Capital Investments, Inc. and Renaissance Capital International, LLC	3	None
Linda R. Killian 1950	Chief Investment Officer, Vice President and Secretary	Since December 1997	Vice President and Director of Renaissance Capital LLC, Renaissance Capital Investments, Inc. and Renaissance Capital International, LLC	3	None

(a) The address for each Trustee and officer is 165 Mason Street, Greenwich, CT  06830.

(b) Each Trustee serves until resignation, death, retirement or removal.  Officers are elected yearly by the Trustees.

(c) The Fund Complex consists of the mutual fund and ETFs.

(d) “Interested person” of the Trust within the meaning of the 1940 Act.  Ms. Smith is an officer of the Adviser and the spouse of William K. Smith.

(e) Mr. Smith is the spouse of Kathleen Shelton Smith.

The Board has an Audit Committee consisting of three Trustees who are Independent Trustees.  Messrs. Greene, Puschel and Auch currently serve as members of the Audit Committee and Mr. Greene has been designated as an “audit committee financial expert” as defined under Item 407 of Regulation S-K of the Securities Exchange Act of 1934, as amended (the “Exchange Act”).  Mr. Greene is the Chairman of the Audit Committee.  The Audit Committee has the responsibility, among other things, to: (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting; (ii) oversee the quality and integrity of the Trust’s financial statements and the independent audit thereof; (iii) oversee or, as appropriate, assist the Board’s oversight of the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audit; (iv) approve prior to appointment the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent registered public accounting firm; and (v) act as a liaison between the Trust’s independent registered public accounting firm and the full Board.  During the fiscal year ended September 30, 2014, there were two Audit Committee meetings.

The Independent Trustees have the responsibility, among other things, to:  (i) evaluate, as necessary, the composition of the Board, its committees and make such recommendations to the Board as deemed appropriate by the Committee; (ii) review and define Independent Trustee qualifications; (iii) review the qualifications of individuals serving as Trustees on the Board and its committees; (iv) evaluate, recommend and nominate qualified individuals for election or appointment as members of the Board and recommend the appointment of members and chairs of each Board committee; and (v) review and assess, from time to time, the performance of the committees of the Board and report the results to the Board.

The Board is comprised of four individuals, one of whom, Ms. Smith, is an “interested person” as defined in the 1940 Act.  The other three Trustees, Messrs. Greene, Puschel and Auch, are not “interested persons.”  The Chairman of the Board, Ms. Smith is an Interested Trustee.  The Board does not have a lead independent director as it believes that it is beneficial to have a representative of the Adviser as its Chairman.  Ms. Smith is also Chairman and Treasurer of the Adviser.  Accordingly, the Board believes her participation in the deliberations of the Board helps assure that the Board decisions are informed and appropriate and are accurately communicated to and implemented by the Adviser.

The Board has determined that its leadership structure is appropriate given the business and nature of the Trust.  The Board believes that its structure facilitates the orderly and efficient flow of information to the Trustees from the Adviser and other service providers with respect to services provided to each Fund, potential conflicts of interest that could arise from these relationships and of the risks that a Fund may face.  The Board further believes that its structure allows all of the Trustees to participate in the full range of the Board’s oversight responsibilities.  The Board believes that the orderly and efficient flow of information and the ability to bring each Trustee’s talents to bear in overseeing each Fund’s operations is important, in light of the size and complexity of the Fund and the risks that the Fund faces.  The Board reviews its structure regularly to help ensure that such structure remains appropriate as the business and operations of each Fund, and the environment in which the Fund operates changes.

As an integral part of its responsibility for oversight of the Trust in the interests of shareholders, the Board, as a general matter, oversees risk management of the Trust’s investment programs and business affairs.  The function of the Board with respect to risk management is one of oversight and not active involvement in, or coordination of, day-to-day risk management activities for the Trust.  The Board recognizes that not all risks that may affect the Trust can be identified, that it may not be practical or cost- effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Trust’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness.  Moreover, reports received by the Trustees that may relate to risk management matters are typically summaries of the relevant information.

The Board exercises oversight of the risk management process primarily through the Audit Committee, and through oversight by the Board itself.  The Trust faces a number of risks, such as investment-related and compliance risks.  The Adviser’s personnel seek to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust.  Under the overall supervision of the Board or the applicable Committee of the Board, the Trust, the Adviser, and the affiliates of the Adviser employ a variety of processes, procedures and controls to identify such possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.  Different processes, procedures and controls are employed with respect to different types of risks.

Various personnel, including the Trust’s Chief Compliance Officer, as well as various personnel of the Adviser and other service providers such as the Trust’s independent accountants, may report to the Audit Committee and/or to the Board with respect to various aspects of risk management, as well as events and circumstances that have arisen and responses thereto.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies advised by the Adviser (“Family of Investment Companies”) that are overseen by the Trustee is shown below.

Name of Trustee	Dollar Range of Equity Securities in Renaissance IPO ETF (As of December 31, 2014)	Dollar Range of Equity Securities in Renaissance International IPO ETF (As of December 31, 2014)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen By Trustee In Family of Investment Companies (As of December 31, 2014)
Warren K. Greene	None	None	None
Gerald W. Puschel	None	None	$10,001-$50,000
Walter E. Auch, Jr.	None	None	None

Kathleen Shelton Smith	>$100,000	>$100,000	>$100,000

As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment manager or principal underwriter of a Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the investment manager or principal underwriter of a Fund.

Remuneration of Trustees

The Trust pays each Independent Trustee a fee of $500 per meeting and $1,000 each quarter.

The table below shows the expected compensation paid to the Trustees by the Trust for the fiscal year ending September 30, 2014.  Annual Trustee fees may be reviewed periodically and changed by the Trust’s Board.

Name of Trustee	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and the Fund Complex Paid to Trustee (a)
Warren K. Greene	$6,000	None	None	$6,000
Gerald W. Puschel	$6,000	None	None	$6,000
Walter E. Auch, Jr.	$6,000	None	None	$6,000
Kathleen Shelton Smith (b)	None	None	None	None

(a) The “Fund Complex” consists of the ETFs and mutual fund.

(b) “Interested person” under the 1940 Act.

PORTFOLIO HOLDINGS DISCLOSURE

Each Fund’s holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites.  In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”), a clearing agency that is registered with the SEC.  The basket represents one Creation Unit of a Fund.  The Trust, Adviser, Custodian and Distributor will not disseminate non-public information concerning the Trust.

QUARTERLY PORTFOLIO SCHEDULE

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Funds’ portfolio holdings with the SEC on Form N-Q.  Form N-Q for the Funds is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 202.551.8090.  The Funds’ Form N-Q is available by writing to the Trust at 165 Mason Street, Greenwich, CT  06830.

CODE OF ETHICS

The Trust, the Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act, designed to prevent violations of the anti-fraud provisions of the securities laws by forbidding Access Persons (as defined in the Code of Ethics) from: (i) recommending to or causing a Fund to acquire or dispose of any security in which such Access Person or its affiliate has direct or indirect beneficial ownership without prior written disclosure; (ii) purchasing or selling any security which such person intends to recommend for purchase or sale by a Fund until a Fund has completed all of its intended trades in that security; (iii) acquiring a security in a limited offering or in an IPO without prior written approval from the Chief Compliance Officer of the Trust; and (iv) engaging in a transaction involving securities held or being considered for investment by a Fund (subject to a de minimus exception).

Generally, all Access Persons must obtain approval prior to conducting any transaction in securities.  Independent Trustees, however, are not required to obtain prior approval of personal securities transactions.  Access Persons may not purchase securities in an initial public offering or private placement.

PROXY VOTING POLICIES AND PROCEDURES

The Funds’ proxy voting record is available upon request and on the SEC’s website at http://www.sec.gov.  Proxies for the Funds’ portfolio securities are voted in accordance with the Adviser’s proxy voting policies and procedures, which are set forth in Appendix A to this SAI.

The Trust is required to disclose annually a Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31.  Form N-PX for the Funds is available by writing to the Funds at: 165 Mason Street, Greenwich, CT  06830.  The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

MANAGEMENT

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Additional Information About the Funds’ Investment Strategies and Risks - Management of the Fund.”

Investment Adviser

Renaissance Capital LLC serves as the investment adviser to the Trust, on behalf of the Funds, and, subject to the general supervision of the Board, is responsible for the day-to-day investment management of the Funds.  The Adviser is a private company with headquarters in Greenwich, CT and manages an open-end mutual fund and separate accounts.

The Adviser serves as investment adviser to each Fund pursuant to an investment management agreement between the Trust and the Adviser (the “Investment Management Agreement”).  Under the Investment Management Agreement, the Adviser, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages the investment of each Fund’s assets.  The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Funds.

Pursuant to a Supervision and Administration Agreement between the Trust, on behalf of each Fund, and the Adviser, the Adviser oversees the operation of each Fund, provides or causes to be furnished the advisory, supervisory, administrative, distribution, transfer agency, custody and all other services necessary for a Fund to operate, and exercises day-to-day oversight over the Funds’ service providers.  Under the Supervision and Administration Agreement, the Adviser also bears all the fees and expenses incurred in connection with its obligations under the Supervision and Administration Agreement, including, but not limited to, the costs of various third-party services required by the Funds, including audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, except those fees and expenses specifically assumed by the Trust on behalf of a Fund.

Pursuant to the terms of each of the Investment Management Agreement and the Supervision and Administration Agreement, the Trust has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties.  The Investment Management Agreement also provides that the Adviser may engage in other businesses, devote time and attention to any other business, whether of a similar or dissimilar nature, and render investment advisory services to others.

Compensation.  As compensation for its services, the Adviser is paid a monthly management fee for providing investment advisory, supervisory, administrative and other services each Fund requires under an all-in fee structure based on a percentage of a Fund’s average daily net assets at the annual rate of 0.80%. For the 12-month period ended September 30, 2014, the Adviser was paid $162,372 in management fees by the Renaissance IPO ETF.

Each Fund also bears certain other expenses, which are specifically excluded from being covered under the management fee and the Supervision and Administration Agreement (“Excluded Expenses”) and may vary and will affect the total level of expenses paid by a Fund.  Such Excluded Expenses include taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses).  Each Fund also bears asset-based custodial fees not covered by the Supervision and Administration Agreement.

Term.  Each of the Investment Management Agreement and the Supervision and Administration Agreement is subject to annual approval by (1) the Board or (2) a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of a Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Trust by a vote cast in person at a meeting called for the purpose of voting on such approval.  Each of the Investment Management Agreement and the Supervision and Administration Agreement is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the applicable Fund’s outstanding voting securities.  Each of the Investment Management Agreement and the Supervision and Administration Agreement is also terminable upon 60 days’ notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Administrator

State Street Bank and Trust Company serves as administrator for the Trust.  The Administrator is obligated on a continuous basis to provide such administrative services as the Board of the Trust reasonably deems necessary for the proper administration of the Trust and a Fund.  The Administrator will generally assist in all aspects of the Trust’s and a Fund’s operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; calculate NAVs, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Custodian and Transfer Agent

State Street Bank and Trust Company serves as custodian for the Funds pursuant to a Custodian Agreement.  As Custodian, State Street Bank and Trust Company holds the Funds’ assets.  State Street Bank and Trust Company serves as the Funds’ transfer agent pursuant to a Transfer Agency Agreement.   In addition, State Street Bank and Trust Company provides various accounting services to the Funds pursuant to a fund accounting agreement.

The Distributor

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of Shares.  Its principal address is 3 Canal Plaza, Suite 100, Portland, Maine 04101 and investor information can be obtained by calling 1-866-486-6645.  The Distributor has entered into an agreement with the Trust which will continue from its effective date unless terminated by either party upon 60 days’ prior written notice to the other party by the Trust and the Adviser, or by the Distributor, or until termination of the Trust or a Fund, and which is renewable annually thereafter (the “Distribution Agreement”), pursuant to which it distributes Shares.  Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Creation and Redemption of Creation Units—Procedures for Creation of Creation Units.”  Shares in less than Creation Units are not distributed by the Distributor.  The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.  The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).  The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by a Fund.

The Distributor may also enter into sales and investor services agreements with broker-dealers or other persons that are Participating Parties and DTC Participants (as defined below) to provide distribution assistance, including broker-dealer and shareholder support and educational and promotional services but must pay such broker-dealers or other persons, out of its own assets.

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty:  (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of a Fund, on at least 60 days written notice to the Distributor.  The Distribution Agreement is also terminable upon 60 days notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Affiliated Index Provider

Each Index is published by Renaissance Capital International, LLC, (the “Index Provider”) which is a wholly-owned affiliate of the Adviser.  In order to minimize any potential for conflicts caused by the fact that the Adviser or its affiliates act as the Index Provider to the Funds, the Adviser has retained an unaffiliated third party to calculate each Index, FTSE International Limited (the “Calculation Agent”).  The Calculation Agent, using the rules-based methodology, will calculate, maintain and disseminate each Index on a daily basis.  The Adviser will monitor the results produced by the Calculation Agent to help ensure that each Index is being calculated in accordance with its rules-based methodology.  In addition, the Adviser and the Index Provider have established policies and procedures designed to prevent non-public information about pending changes to an Index from being used or disseminated in an improper manner.  Furthermore, the Adviser and the Index Provider have established policies and procedures designed to prevent improper use and dissemination of non-public information about a Fund’s portfolio strategies and to prevent a Fund’s portfolio managers from having any influence on the construction of each Index’s methodology.

Other Accounts Managed by the Portfolio Managers

As of the date indicated below, Mr. Smith and Ms. Killian managed the following other accounts:

		Other Accounts Managed (As of December 31, 2014)		Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Linda R. Killian	Registered investment companies	1	$9.15 million	0	0
	Other pooled investment vehicles	0	0	0	0
	Other accounts	1	$17 million	0	0

William K. Smith	Registered investment companies	1	$9.15 million	0	0
	Other pooled investment vehicles	0	0	0	0
	Other accounts	1	$17 million	0	0

Although the Funds in the Trust that are managed by Ms. Killian and Mr. Smith may have different investment strategies, the Adviser does not believe that management of the various accounts presents a material conflict of interest for Ms. Killian and Mr. Smith or the Adviser.

Portfolio Manager Compensation

The portfolio managers are paid a fixed base salary and a discretionary bonus.

Portfolio Manager Share Ownership

The portfolio holdings of Ms. Killian and Mr. Smith, as of January 26, 2015 are shown below.

Fund	None	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	Over $1,000,000
Linda R. Killian
IPO ETF			X
International IPO ETF	X
Trust in aggregate				X
William K. Smith
IPO ETF							X

International IPO ETF	X
Trust in aggregate		X

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio securities, the Adviser looks for prompt execution of the order at a favorable price.  Generally, the Adviser works with recognized dealers in these securities, except when a better price and execution of the order can be obtained elsewhere.  The Funds will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation.  The Adviser owes a duty to its clients to seek best execution on trades effected.  Since the investment objective of a Fund is investment performance that corresponds to that of an Index, the Adviser does not intend to select brokers and dealers for the purpose of receiving research services in addition to a favorable price and prompt execution either from that broker or an unaffiliated third party.

The Adviser assumes general supervision over placing orders on behalf of a Fund for the purchase or sale of portfolio securities.  If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser.  In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned.  However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to a Fund.  The primary consideration is best execution.

Portfolio turnover may vary from year to year, as well as within a year.  High turnover rates are likely to result in comparatively greater brokerage expenses and taxable distributions.  The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Funds’ Prospectus entitled “Shareholder Information—Buying and Selling Exchange-Traded Shares.”

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares.  Shares of a Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.  Certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA.  Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows.  Pursuant to the Depositary Agreement between the Trust on behalf of a Fund and DTC, DTC is required to make available to the Funds upon request and for a fee to be charged to the applicable Fund a listing of the Shares holdings of each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust on behalf of the Funds shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, each Fund shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares.  DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust and each Fund individually have no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

CREATION AND REDEMPTION OF CREATION UNITS

General

Each Fund issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at their NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form.  An Authorized Participant (defined below) that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act of 1933, will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

A “Business Day” with respect to a Fund is any day on which the NYSE is open for business.  As of the date of the Prospectus, the NYSE observes the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit

The consideration for a purchase of Creation Units generally consists of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”) that comprise an Index and an amount of cash computed as described below (the “Cash Component”) or, as permitted or required by a Fund, of cash.  The Cash Component together with the Deposit Securities, as applicable, are referred to as the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for Shares.  The Cash Component represents the difference between the NAV of a Creation Unit and the market value of Deposit Securities and may include a Dividend Equivalent Payment.  The “Dividend Equivalent Payment” enables a Fund to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the securities held by a Fund (“Fund Securities”) with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the Fund Securities had been held by a Fund for the entire Accumulation Period.  The Accumulation Period begins on the ex-dividend date for a Fund and ends on the next ex-dividend date.

The Administrator, through the NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) as well as the Cash Component for a Fund.  Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of a Fund until such time as the next-announced Fund Deposit composition is made available.

The identity and number of shares of the Deposit Securities required for the Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of a Fund.  The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the particular Index.  In addition, a Fund reserves the right to accept a basket of securities or cash that differs from Deposit Securities or to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may, among other reasons, not be available in sufficient quantity for delivery, not be permitted to be re-registered in the name of the Fund as a result of an in-kind creation order pursuant to market convention or which may not be eligible for transfer through the Clearing Process (described below), or which may not be eligible for trading by a Participating Party (defined below).  In light of the foregoing, in order to seek to replicate the in-kind creation order process, the Trust, on behalf of each Fund, expects to purchase the Deposit Securities represented by the cash in lieu amount in the secondary market (“Market Purchases”).  In such cases where the Trust, on behalf of a Fund, makes Market Purchases because a Deposit Security may not be permitted to be re-registered in the name of a Fund as a result of an in-kind creation order pursuant to market convention, or for other reasons, the Authorized Participant will reimburse a Fund for, among other things, any difference between the market value at which the securities were purchased by a Fund and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees and taxes.  Brokerage commissions incurred in connection with a Fund’s acquisition of Deposit Securities will be at the expense of a Fund and will affect the value of all Shares of a Fund; but the Adviser may adjust the transaction fee to the extent the composition of the Deposit Securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders.  The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of a Fund Deposit, in the composition of the Index or resulting from stock splits and other corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of the Fund Deposit, the Administrator, through the NSCC, also makes available (i) on each Business Day, the Dividend Equivalent Payment, if any, and the estimated Cash Component effective through and including the previous Business Day, per outstanding Shares of the Fund, and (ii) on a continuous basis throughout the day, the Indicative Per Share Portfolio Value.

Procedures for Creation of Creation Units

To be eligible to place orders with the Distributor to create Creation Units of a Fund, an entity or person either must be (1) a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process through the Continuous Net Settlement System of the NSCC; or (2) a DTC Participant (see “Book Entry Only System”); and, in either case, must have executed an agreement with the Distributor and the Transfer Agent (as it may be amended from time to time in accordance with its terms) (“Participant Agreement”) (discussed below).  A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.”  All Creation Units of a Fund, however created, will be entered on the records of the Depository in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Units must be placed in multiples of 50,000 Shares of the Fund.  All orders to create Creation Units, whether through the Clearing Process or outside the Clearing Process, must be received by the Distributor no later than the closing time of the regular trading session on NYSE Arca (“Closing Time”) (ordinarily 4:00 p.m. Eastern time) on the date such order is placed in order for creation of Creation Units to be effected based on the NAV of a Fund as determined on such date.  A “Custom Order” may be placed by an Authorized Participant in the event that the Trust, on behalf of a Fund, permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting, or other relevant reason.  The Business Day on which a creation order (or order to redeem as discussed below) is placed is herein referred to as the “Transmittal Date.”  Orders must be transmitted by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see “Placement of Creation Orders Using Clearing Process”).  Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor, a Participating Party or a DTC Participant.

Creation Units may be created in advance of the receipt by the Trust, on behalf of a Fund, of all or a portion of a Fund Deposit.  In such cases, the Authorized Participant will remain liable for the full deposit of the missing portion(s) of a Fund Deposit and will be required to post collateral with the Trust, on behalf of a Fund, consisting of cash at least equal to a percentage of the marked-to-market value of such missing portion(s) that is specified in the Participant Agreement.  A Fund may use such collateral to buy the missing portion(s) of a Fund Deposit at any time and will subject such Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such securities and the value of such collateral.  A Fund will have no liability for any such shortfall.  A Fund will return any unused portion of the collateral to the Authorized Participant once the entire Fund Deposit has been properly received by the Distributor and deposited into the Fund.

Orders to create Creation Units of a Fund shall be placed with a Participating Party or DTC Participant, as applicable, in the form required by such Participating Party or DTC Participant.  Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of a Fund may have to be placed by the investor’s broker through a Participating Party or a DTC Participant who has executed a Participant Agreement.  At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement.  Those placing orders to create Creation Units of a Fund through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process.  Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Orders to create Creation Units of a Fund may be placed through the Clearing Process utilizing procedures applicable to domestic funds for domestic securities (“Domestic Funds”) (see “Placement of Creation Orders Using Clearing Process”) or outside the Clearing Process utilizing the procedures applicable to either Domestic Funds or foreign funds for foreign securities (“Foreign Funds”) (see “Placement of Creation Orders Outside Clearing Process — Domestic Funds” and “Placement of Creation Orders Outside Clearing Process — Foreign Funds”).  In the event that a Fund includes both domestic and foreign securities, the time for submitting orders is as stated in the “Placement of Creation Orders Outside Clearing Process — Foreign Funds” and “Placement of Redemption Orders Outside Clearing Process — Foreign Funds” sections below shall operate.

Placement of Creation Orders Using Clearing Process

Fund Deposits created through the Clearing Process, if available, must be delivered through a Participating Party that has executed a Participant Agreement.

The Participant Agreement authorizes the Distributor to transmit to NSCC on behalf of the Participating Party such trade instructions as are necessary to effect the Participating Party’s creation order.  Pursuant to such trade instructions from the Distributor to NSCC, the Participating Party agrees to transfer the requisite Deposit Securities (or contracts to purchase such Deposit Securities that are expected to be delivered in a “regular way” manner by the third (3rd) Business Day) and the Cash Component to a Fund, together with such additional information as may be required by the Distributor.  An order to create Creation Units of a Fund through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process — Domestic Funds

Fund Deposits created outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement.  A DTC Participant who wishes to place an order creating Creation Units of a Fund to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash.  A Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 11:00 a.m. Eastern time, of the next Business Day immediately following the Transmittal Date.  All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust on behalf of each Fund, whose determination shall be final and binding.  The cash equal to the Cash Component must be transferred directly to the Distributor through the Federal Reserve wire system in a timely manner so as to be received by the Distributor no later than 2:00 p.m. Eastern time, on the next Business Day immediately following the Transmittal Date.  An order to create Creation Units of a Fund outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.  However, if the Distributor does not receive both the requisite Deposit Securities and the Cash Component in a timely fashion on the next Business Day immediately following the Transmittal Date, such order will be cancelled.  Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the current NAV of a Fund.  The delivery of Creation Units so created will occur no later than the third (3rd) Business Day following the day on which the creation order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units.  (See “Creation Transaction Fee” section below.)

Placement of Creation Orders Outside Clearing Process—Foreign Funds

The Distributor will inform the Transfer Agent, the Adviser and the Custodian upon receipt of a Creation Order.  The Custodian will then provide such information to the appropriate subcustodian.  For a Fund, the Custodian will cause the subcustodian of a Fund to maintain an account into which the Deposit Securities (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount) will be delivered.  Deposit Securities must be delivered to an account maintained at the applicable local custodian.  The Trust on behalf of a Fund, must also receive, on or before the contractual settlement date, immediately available or same day funds estimated by the Custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the creation transaction fee described below.

Once the Transfer Agent has accepted a creation order, the Transfer Agent will confirm the issuance of a Creation Unit of the Fund against receipt of payment, at such NAV as will have been calculated after receipt in proper form of such order.  The Transfer Agent will then transmit a confirmation of acceptance of such order.

Creation Units will not be issued until the transfer of good title to the Trust, on behalf of a Fund, of the Deposit Securities and the payment of the Cash Component have been completed.  When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian, the Distributor and the Adviser will be notified of such delivery and the Transfer Agent will issue and cause the delivery of the Creation Units.

Acceptance of Creation Orders

The Trust, on behalf of a Fund, reserves the absolute right to reject a creation order transmitted to it by the Distributor if, for any reason, (a) the order is not in proper form; (b) the creator or creators, upon obtaining the Shares, would own 80% or more of the currently outstanding Shares of a Fund; (c) the Deposit Securities delivered are not as specified by the Administrator, as described above; (d) the acceptance of the Deposit Securities would have certain adverse tax consequences to a Fund; (e) the acceptance of a Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of a Fund Deposit would otherwise, in the discretion of the Trust, on behalf of a Fund, or the Adviser, have an adverse effect on a Fund or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust on behalf of a Fund, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders.  Examples of such circumstances include, without limitation, acts of God or public service or utility problems such as earthquakes, fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; wars; civil or military disturbances, including acts of civil or military authority or governmental actions; terrorism; sabotage; epidemics; riots; labor disputes; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust on behalf of a Fund, the Adviser, the Distributor, DTC, the NSCC or any other participant in the creation process, and similar extraordinary events.  The Transfer Agent will notify a prospective creator of its rejection of the order of such person.  The Trust on behalf of a Fund, the Custodian, any subcustodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits to Authorized Participants nor shall either of them incur any liability to Authorized Participants for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust on behalf of a Fund, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

A fixed creation transaction fee of $1000.00 payable to the Custodian is imposed on each creation transaction regardless of the number of Creation Units purchased in the transaction.  In addition, a variable charge for cash creations or for creations outside the Clearing Process currently of up to four times the basic creation transaction fee will be imposed.  In the case of cash creations or where the Trust, on behalf of a Fund, permits or requires a creator to substitute cash in lieu of depositing a portion of the Deposit Securities, the creator may be assessed an additional variable charge to compensate a Fund for the costs associated with purchasing the applicable securities.  (See “Fund Deposit” section above.)  As a result, in order to seek to replicate the in-kind creation order process, the Trust, on behalf of a Fund, expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Market Purchases”).  In such cases where the Trust, on behalf of a Fund, makes Market Purchases, the Authorized Participant will reimburse a Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust, on behalf of a Fund, and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes.  The Adviser may adjust the transaction fee to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders.  Creators of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of a Fund.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor, only on a Business Day and only through a Participating Party or DTC Participant who has executed a Participant Agreement.  A Fund will not redeem Shares in amounts less than Creation Units.  Beneficial Owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by a Fund.  There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit.  Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.  See with respect to the Fund the section entitled “Fund Summary — Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Investment Strategies and Risks—Risks of Investing in the Fund” in the Prospectus.

The Administrator, through NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each day that the Exchange is open for business, a Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day.  If the Trust, on behalf of a Fund, determines, based on information available to the Trust when a redemption request is submitted by an Authorized Participant, that (i) the short interest of the Fund in the marketplace is greater than or equal to 100% and (ii) the orders in the aggregate from all Authorized Participants redeeming Fund Shares on a Business Day represent 25% or more of the outstanding Shares of a Fund, such Authorized Participant will be required to verify to the Trust, on behalf of a Fund, the accuracy of its representations that are deemed to have been made by submitting a request for redemption.  If, after receiving notice of the verification requirement, the Authorized Participant does not verify the accuracy of its representations that are deemed to have been made by submitting a request for redemption in accordance with this requirement, its redemption request will be considered not to have been received in proper form.  Unless cash redemptions are permitted or required for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities as announced by the Administrator on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less the redemption transaction fee and variable fees described below.  Should the Fund Securities have a value greater than the NAV of the Shares being redeemed, a compensating cash payment to the Fund equal to the differential plus the applicable redemption transaction fee will be required to be arranged for by or on behalf of the redeeming shareholder.  Each Fund reserves the right to honor a redemption request by delivering a basket of securities or cash that differs from the Fund Securities.

Redemption Transaction Fee

The basic redemption transaction fee of $1000.00 is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request.  An additional charge up to four times the redemption transaction fee will be charged with respect to cash redemptions or redemptions outside of the Clearing Process.  An additional variable charge for cash redemptions or partial cash redemptions (when cash redemptions are permitted or required for a Fund) may also be imposed to compensate a Fund for the costs associated with selling the applicable securities.  As a result, in order to seek to replicate the in-kind redemption order process, a Fund expects to sell, in the secondary market, the portfolio securities or settle any financial instruments that may not be permitted to be re-registered in the name of the Participating Party as a result of an in-kind redemption order pursuant to market convention, or for other reasons (“Market Sales”).  In such cases where a Fund makes Market Sales, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were sold or settled by the Fund and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes (“Transaction Costs”).  The Adviser may adjust the transaction fee to the extent the composition of the redemption securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders.  In no event will fees charged by a Fund in connection with a redemption exceed 2% of the value of each Creation Unit.  Investors who use the services of a broker or other such intermediary may be charged a fee for such services.  To the extent a Fund cannot recoup the amount of Transaction Costs incurred in connection with a redemption from the redeeming shareholder because of the 2% cap or otherwise, those Transaction Costs will be borne by a Fund’s remaining shareholders and will negatively affect that Fund’s performance.

Placement of Redemption Orders Using Clearing Process

Orders to redeem Creation Units of a Fund through the Clearing Process, if available, must be delivered through a Participating Party that has executed the Participant Agreement.  An order to redeem Creation Units of a Fund using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Distributor not later than 4:00 p.m. Eastern time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of a Fund as next determined.  An order to redeem Creation Units of a Fund using the Clearing Process made in proper form but received by a Fund after 4:00 p.m. Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date.  The requisite Fund Securities (or contracts to purchase such Fund Securities which are expected to be delivered in a “regular way” manner) and the applicable cash payment will be transferred by the third (3rd) Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process—Domestic Funds

Orders to redeem Creation Units of a Fund outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement.  A DTC Participant who wishes to place an order for redemption of Creation Units of a Fund to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units of a Fund will instead be effected through transfer of Creation Units of a Fund directly through DTC.  An order to redeem Creation Units of a Fund outside the Clearing Process is deemed received by the Administrator on the Transmittal Date if (i) such order is received by the Administrator not later than 4:00 p.m. Eastern time on such Transmittal Date; (ii) such order is preceded or accompanied by the requisite number of Shares of Creation Units specified in such order, which delivery must be made through DTC to the Administrator no later than 11:00 a.m. Eastern time, on such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Administrator has deemed an order for redemption outside the Clearing Process received, the Administrator will initiate procedures to transfer the requisite Fund Securities (or contracts to purchase such

Fund Securities) which are expected to be delivered within three Business Days and the cash redemption payment to the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Administrator.  An additional variable redemption transaction fee of up to four times the basic transaction fee is applicable to redemptions outside the Clearing Process.

Placement of Redemption Orders Outside Clearing Process—Foreign Funds

Arrangements satisfactory to the Trust, on behalf of a Fund, must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date.  Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and each Fund (whether or not it otherwise permits or requires cash redemptions) reserves the right to redeem Creation Units for cash to the extent that a Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

In connection with taking delivery of Shares for Fund Securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account the Fund Securities will be delivered.  If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdictions, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

Deliveries of redemption proceeds generally will be made within three business days.  Due to the schedule of holidays in certain countries or for other reasons, however, the delivery of redemption proceeds may take longer than three business days after the day on which the redemption request is received in proper form.  In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.

The International IPO ETF generally intends to effect deliveries of Creation Unit Aggregations and portfolio securities on a basis of T+3. The Fund may effect deliveries of Creation Unit Aggregations and portfolio securities on a basis other than T+3 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust, on behalf of the Fund, to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust, on behalf of the Fund, from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days in certain circumstances. The holidays applicable to the International IPO ETF during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the International IPO ETF. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices could affect the accuracy of information set forth herein.

Listed below are the dates in calendar year 2015 in which the regular holidays in non-U.S. markets may impact the International IPO ETF settlement. This list is based on information available to the International IPO ETF. The list may not be accurate or complete and is subject to change:

Argentina	Australia	Austria	Bahrain	Belgium
January 1	January 1, 26	January 1, 6	January 1-2	January 1
February 16-17	March 2, 9	April 6	May 1	April 3, 6
March 3-4, 23-24	April 3, 6	May 1, 14, 25	July 17-19	May 1
April 2-3	May 4	June 4	September 23-25	December 25
May 1, 25	June 1, 8	October 26	October 14, 22-23
July 9	August 3, 12	December 8, 24-25	December 16-17, 23
August 17	September 28
October 12	October 5
November 6, 23	November 3
December 7-8, 25	December 25, 26

Brazil	Canada	Chile	China	Columbia
January 1 February 16-18 April 3, 21 May 1 June 4 July 9 November 20 December 24-25, 31	January 1-2 February 9, 16 April 3 May 18 June 24 July 1 August 3 September 7 October 12 November 11 December 25, 28	January 1 April 3 May 1, 21 June 29 July 16 September 18 October 12 December 8, 25, 31	January 1-2 February 18-20, 23-24 April 6 May 1 June 20 September 2 November 11, 27 7 October 1-2, 5-7 December 25	January 1, 12 March 23 April 2-3 May 1, 18 June 8, 15 August 7, 17 October 12 November 2, 16 December 8, 25

Czech Republic	Denmark	Egypt	Finland	France
January 1 April 6 May 1, 8 July 6 September 28 October 28 November 17 December 24-25	January 1 April 2-3, 6 May 1, 14-15, 25 June 5 December 24-25, 31	January 1, 3, 7, 25 April 12-13 July 1, 17-18, 23 October 6, 14 December 23	January 1,6 April 2-3, 6 May 1, 14 June 19 December 24-25, 31	January 1 April 3, 6 May 1, 8, 14, 25 July 14 November 11 December 25

Germany	Greece	Hong Kong	Hungary	India
January 1 April 3, 6 May 1, 14, 25 December 24-25, 31	January 1, 6 February 23 March 25 April 3, 6, 10, 13 May 1 June 1 October 28 December 25	January 1 February 19-20 April 3, 6-7 May 1, 25 July 1 September 28 October 1, 21 December 25	January 1-2 April 6 May 1, 25 June 9 August 20-21 October 23 December 24-25	January 26 February 17, 19 March 6 April 1-3, 14 May 1, 4 August 18 September 17,25 October 2, 22 November 11-12, 25 December 24-25

Indonesia	Ireland	Israel	Italy	Japan
January 1 February 19 April 3 May 1, 14 June 2 July 16-17, 20-21 August 17 September 24 October 14 December 24-25, 31	January 1 March 17 April 3, 6 May 1, 4 June 1 August 3 October 26 December 25, 28-29	March 5 April 3, 5-9, 22-23 May 24 July 26 September 13-15, 22-23, 27-30 October 1, 4-5	January 1, 6 April 3, 6 May 1 June 2, 29 December 8, 25, 31	January 1-2, 12 February 11 April 29 May 4-6 July 20 September 21-23 October 12 November 3, 23 December 23, 31

Jordan	Kuwait	Lebanon	Malaysia	Mauritius
January 1, 3 April 30 May 25 July 17-20 September 22-26 October 14 December 25	January 1, 13 February 25-26 May 16 July 17-19 September 22-25 October 14 December 24	January 1, 6 February 9 March 25 April 3, 10 May 1 July 17 September 23-24 October 14, 23 December 25	January 1 February 2-3, 19-20 May 1, 4 July 17-18 August 31 September 16, 24 October 14 November 10 December 24-25	January 1-2 February 3, 17, 19 March 12 May 1 July 18 September 18 November 2, 11 December 25

Mexico	Morocco	Netherlands	New Zealand	Norway
January 1 February 2 March 16 April 2-3 May 1 September 16 November 20 December 25	January 1 May 1 July 30 August 14, 20-21 September 23 October 13 November 6, 18	January 1 April 3, 6, 27, 30 May 5, 14, 25 December 25	January 1-2 February 6 April 3, 6, 27 June 1 October 26 December 25, 28	January 1 April 1-3, 6 May 1, 14, 25 December 24-25, 31

Oman	Peru	Philippines	Poland	Portugal
January 1 May 15 July 20-21, 23 September 25, 28 October 13 November 18 December 24	January 1 April 2-3 May 1 July 28 October 8 December 8, 25	January 1, 2 February 19 April 2-3, 9 May 1 June 12 August 21, 31 November 30 December 24-25,30-31	January 1, 6 April 3, 6 May 1 June 4 November 11 December 24-25,31	January 1 April 3 May 1 June 10 December 25

Qatar	Russia	Singapore	South Africa	South Korea
January 1 February 10 March 1 July 20-22 September 21-23 December 18	January 1-5, 5-9 February 23 March 9 May 1, 4, 11 June 12 November 4	January 1 February 19-20 April 3 May 1 June 1 July 17 August 10 September 24 November 10 December 25	January 1 April 3, 6, 27 May 1 June 16 August 10 September 24 December 16, 25	January 1 February 18-20 May 1, 5, 25 July 17 September 28 October 1, 9 December 24-25, 31

Spain	Sweden	Switzerland	Taiwan	Thailand
January 1, 6 March 19 April 2-3, 6 May 1, 14, 25 June 4 October 12 December 8, 25	January 1,5-6 April 2-3, 6,30 May 1, 13-14 June 19 October 30 December 24-25, 31	January 1-2 April 3, 6 May 1, 14, 25 December 25	January 1-2 February 18-20, 23, 27 April 3, 6 May 1 June 19 September 28 October 9	January 1 March 4 April 6, 13-15 May 1, 5 June 1 July 1, 30 August 12 October 23 December 7, 10, 31

Turkey	U.A.E	United Kingdom
January 1 April 23 May 1, 19 July 16-17 September 23-25 October 28-29	January 1, 3 May 15 July 18-20 September 24-27 October 15 December 2-3	January 1 April 3, 6 May 4, 25 August 31 December 25, 28

The International IPO ETF generally intends to effect deliveries of portfolio securities on a basis of “T” plus three business days (i.e., days on which the NYSE is open). The ability of the International IPO ETF to effect in-kind redemptions within three business days of receipt of a redemption request is subject, among other things, to the condition that, within the time period from the date of the request to the date of delivery of the securities, there are no days that are local market holidays on the relevant business days. For every occurrence of one or more intervening holidays in the local market that are not holidays observed in the United States, the redemption settlement cycle may be extended by the number of such intervening local holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Fund from delivering securities within three business days.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with local market holiday schedules, may require a delivery process longer than the standard settlement period. In certain circumstances during the calendar year, the settlement period may be greater than seven calendar days. Such periods are listed in the table below, as are instances where more than seven days will be needed to deliver redemption proceeds. Since certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year may exceed the maximum number of days listed in the table below. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future and longer (worse) redemption periods are possible.

The right of redemption may be suspended or the date of payment postponed (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of its NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Funds’ Prospectus entitled “Shareholder Information — Determination of NAV.”

The NAV per Share for each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding.  Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV.  The NAV of a Fund is determined each business day as of the close of trading (ordinarily 4:00 p.m., Eastern Time) on the NYSE.  Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

The values of a Fund’s portfolio securities are based on the securities’ closing prices on their principal markets, where available.  In the absence of a last reported sales price, or if no sales were reported, and for other assets for which market quotes are not readily available, values may be based on quotes obtained from a quotation reporting system, established market makers or by an outside independent pricing service.  Prices obtained by an outside independent pricing service may use information provided by market makers or estimates of market values obtained from yield data related to investments or securities with similar characteristics and may use a computerized grid matrix of securities and its evaluations in determining what it believes is the fair value of the portfolio securities.  If a market quotation for a security is not readily available or the Adviser believes it does not otherwise accurately reflect the market value of the security at the time a Fund calculates its NAV, the security will be fair valued by the Adviser in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees.  Each Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted.  Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.  In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Index.  This may adversely affect the Fund’s ability to track its Index.    With respect to securities traded in foreign markets, the value of a Fund’s portfolio securities may change on days when shareholders will not be able to purchase or sell Fund Shares.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section of the Funds’ Prospectus entitled “Shareholder Information — Distributions.”

General Policies

Dividends from net investment income, if any, are declared and paid at least annually by a Fund.  Distributions of net realized capital gains, if any, generally are declared and paid once a year, but a Fund may make distributions on a more frequent basis for a Fund to improve its Index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.  In addition, a Fund may distribute at least annually amounts representing the full dividend yield on the underlying portfolio securities of a Fund, net of expenses of a Fund, as if a Fund owned such underlying portfolio securities for the entire dividend period in which case some portion of each distribution may result in a return of capital for tax purposes for certain shareholders.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares.  Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.  Each Fund makes additional distributions to the minimum extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code.  Fund Management reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.

DIVIDEND REINVESTMENT SERVICE

No reinvestment service is provided by the Trust, on behalf of a Fund.  Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund through DTC Participants for reinvestment of their dividend distributions.  If this service is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of a Fund.  Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein.  Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

The following table sets forth the name, address and percentage of ownership of each shareholder who is known by the Trust to own, of record or beneficially, 5% or more of the outstanding equity securities of a Fund as of January 22, 2015.

Renaissance IPO ETF

Name	Address	Percentage Ownership
Charles Schwab & Co., Inc.	PO BOX 64930, Phoenix, AZ, 85082-4930	25.64%
National Financial Services LLC	PO BOX 673004, DALLAS, TX 75267-3004	24.15%
TD Ameritrade Clearing, Inc.	P.O. BOX 2577, OMAHA, NE 68103-2577	7.27%
Pershing LLC	1 PERSHING PLAZA, 7TH FLOOR, JERSEY CITY, NJ 07399	5.92%

Renaissance International IPO ETF

Name	Address	Percentage Ownership
Charles Schwab & Co., Inc.	PO BOX 64930, Phoenix, AZ, 85082-4930	89.58%

As of December 31, 2014, the Trustees and Officers as a group owned 37.20% of the Renaissance International IPO ETF.

As of December 31, 2014, the Trustees and Officers as a group owned 4.27% of the Renaissance IPO ETF.

TAXES

The following information also supplements and should be read in conjunction with the section in the Funds’ Prospectus entitled “Shareholder Information — Tax Information” and the section in this Statement of Additional Information entitled “Special Considerations and Risks.”  The following summary of certain relevant tax provisions is subject to change, and does not constitute legal or tax advice.

Each Fund intends to qualify for and to elect treatment as a RIC under Subchapter M of the Internal Revenue Code.  As a RIC, the Funds will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders.  To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets, among others.  If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of a Fund’s current and accumulated earnings and profits.

Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year, 98.2% of its capital gain net income for the twelve months ended October 31 of such year, and 100% of any undistributed amounts from the prior years.  Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of U.S. federal income tax requirements, the Trust on behalf of a Fund, has the right to reject an order for a creation of Shares if the creator (or group of creators) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a Fund and if, pursuant to Section 351 of the Internal Revenue Code, a Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit.  The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.  See “Creation and Redemption of Creation Units—Procedures for Creation of Creation Units.”

Dividends, interest and gains received by a Fund from a non-U.S. investment may give rise to withholding and other taxes imposed by foreign countries.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes.  If more than 50% of a Fund’s total assets at the end of its taxable year consist of foreign stock or securities, a Fund may elect to “pass through” to its investors certain foreign income taxes paid by a Fund, with the result that each investor will (i) include in gross income, as an additional dividend, even though not actually received, the investor’s pro rata share of a Fund’s foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income), subject to certain holding period and other limitations, the investor’s pro rata share of a Fund’s foreign income taxes. It is expected that more than 50% of the assets in a Fund will consist of foreign securities.

Each Fund will report to shareholders annually the amount of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends, if any, which may qualify for the dividends received deduction.  Certain ordinary dividends paid to non-corporate shareholders may qualify for taxation at a lower tax rate applicable to long-term capital gains provided holding period and other requirements are met at both the shareholder and Fund levels.

In general, a sale of Shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the Shares were held.  A redemption of a shareholder’s Fund Shares is normally treated as a sale for tax purposes.  Fund Shares held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses, and those held for more than one year will generally result in long-term capital gains or losses.  After 2012, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15% or 20% depending on whether the shareholders’ income exceeds certain threshold amounts.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Special tax rules may change the normal treatment of gains and losses recognized by a Fund if the Fund makes certain investments such as investments in swaps, options and non-U.S. corporations classified as “passive foreign investment companies.”  Those special tax rules can, among other things, affect the treatment of capital gain or loss as long-term or short-term and may result in ordinary income or loss rather than capital gain or loss and may accelerate when a Fund has to take these items into account for tax purposes.

Investments in PFICs are subject to special tax rules which may result in adverse tax consequences to a Fund and its shareholders.  To the extent a Fund invests in PFICs, it generally intends to elect to “mark to market” these investments at the end of each taxable year.  By making this election, a Fund will recognize as ordinary income any increase in the value of such shares as of the close of the taxable year over their adjusted basis and as ordinary loss any decrease in such investment (but only to the extent of prior income from such investment under the mark to market rules).  Gains realized with respect to a disposition of a PFIC that a Fund has elected to mark to market will be ordinary income.  By making the mark to market election, a Fund may recognize income in excess of the distributions that it receives from its investments.  Accordingly, a Fund may need to borrow money or dispose of some of its investments in order to meet its distributions requirements.  If a Fund does not make the mark to market election with respect to an investment in a PFIC, a Fund could become subject to U.S. federal income tax with respect to certain distributions from, and gain on dispositions of, the PFIC which cannot be avoided by distributing such amounts to a Fund’s shareholders.

Gain or loss on the sale or redemption of Fund Shares is measured by the difference between the amount of cash received (or the fair market value of any property received) and the adjusted tax basis of the Shares.  Shareholders should keep records of investments made (including Shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their Fund Shares.  Legislation passed by Congress requires reporting of adjusted cost basis information for covered securities, which generally include shares of a regulated investment company acquired after January 1, 2012, to the Internal Revenue Service and to taxpayers.  Shareholders should contact their financial intermediaries with respect to reporting of cost basis and available elections for their accounts.

A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other Fund Shares or substantially identical shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of.  In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss.  Any loss upon the sale or exchange of Shares held for six (6) months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders.  Distribution of ordinary income and capital gains may also be subject to foreign, state and local taxes.

Each Fund may make investments in which it recognizes income or gain prior to receiving cash with respect to such investment.  For example, under certain tax rules, a Fund may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though a Fund receives no payments in cash on the security during the year.  To the extent that a Fund makes such investments, it generally would be required to pay out such income or gain as a distribution in each year to avoid taxation at a Fund level.

Distributions reinvested in additional Fund Shares through the means of a dividend reinvestment service (see “Dividend Reinvestment Service”) will nevertheless be taxable dividends to Beneficial Owners acquiring such additional Shares to the same extent as if such dividends had been received in cash.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities will generally be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law.  Prospective investors are urged to consult their tax advisors regarding such withholding.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units (“backup withholding”).  The backup withholding rate for individuals is currently 28%.  Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to a Fund’s knowledge, have furnished an incorrect number.  When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.  Backup withholding is not an additional tax.  Any amounts withheld will be allowed as a credit against shareholders’ U.S. federal income tax liabilities, and may entitle them to a refund, provided that the required information is timely furnished to the Internal Revenue Service.

Effective January 1, 2014, each Fund was required to withhold U.S. tax (at a 30% rate) on payments of dividends and (effective January 1, 2017) redemption proceeds made to certain non-U.S. entities that fail to comply or be deemed compliant with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.  Shareholders may be requested to provide additional information to a Fund to enable the Fund to determine whether withholding is required.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning.  Purchasers of Shares of a Fund should consult their own tax advisers as to the tax consequences of investing in such Shares, including under state, local and other tax laws.  Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof.  Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Reportable Transactions

Under promulgated Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund’s Shares of $2 million or more in any one taxable year (or $4 million or more over a period of six taxable years) for an individual shareholder or $10 million or more in any taxable year (or $20 million or more over a period of six taxable years) for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.  Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC that engaged in a reportable transaction are not excepted.  Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.  In addition, significant penalties may be imposed for the failure to comply with the reporting requirements.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

CAPITAL STOCK AND SHAREHOLDER REPORTS

The Trust is comprised of three investment funds.  The Trust issues Shares of beneficial interest with no par value.  The Board may designate additional funds of the Trust.

Each Share issued by the Trust has a pro rata interest in the assets of a Fund.  Shares have no pre-emptive, exchange, subscription or conversion rights and are freely transferable.  Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to a Fund, and in the net distributable assets of a Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder and each fractional Share has a proportional fractional vote.  Shares of the Funds comprising the Trust vote together as a single class except that if the matter being voted on affects only a particular fund it will be voted on only by that fund, and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter.  Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act.  The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act.  All Shares of the Trust have noncumulative voting rights for the election of Trustees.  Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Under Delaware law, shareholders of a statutory trust may have similar limitations on liability as shareholders of a corporation.

Each Fund will issue through DTC Participants to its shareholders semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by an independent auditor approved by the Trust’s Trustees and by the shareholders when meetings are held and such other information as may be required by applicable laws, rules and regulations.  Beneficial Owners also receive annually notification as to the tax status of a Fund’s distributions.

Shareholder inquiries may be made by writing to the Fund, c/o Renaissance Capital LLC, 165 Mason Street, Greenwich, CT  06830,

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Blank Rome LLP, 405 Lexington Avenue, New York, NY 10174, is counsel to the Trust and has passed upon the validity of each Fund’s Shares.

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia PA 19103 is the Funds’ independent registered public accounting firm and audits the Funds’ financial statements and performs other related audit services.

SECURITIES LENDING AGENT

State Street Bank and Trust Company (“State Street”) acts as the securities lending agent for the Trust, on behalf of the Fund.  In its capacity as securities lending agent, State Street, among other things, enters into and maintains securities loan agreements with borrowers, negotiates fees with borrowers, delivers securities to borrowers, receives collateral from borrowers in connection with each loan, holds and safekeeps the collateral on behalf of the Fund’s portfolio and invests the cash collateral in accordance with the Adviser’s instructions.  The securities lending agents will receive fees from each Fund and such fee will be calculated on, and deducted from, the Funds’ securities lending revenues.

FINANCIAL STATEMENTS

The audited financial statements of the Funds, including the financial highlights appearing in the Funds’ Annual Report to shareholders for its fiscal year ended September 30th of each successive year will be filed electronically with the SEC, and will be incorporated by reference and made part of this SAI.  You may request a copy of the Funds’ Annual Report and Semi-Annual Report once available for the Fund at no charge by calling 1-866-486-6645 during normal business hours.

LICENSE AGREEMENTS AND DISCLAIMERS

The information contained herein regarding the Renaissance IPO Index and the Renaissance International IPO Index was provided by the Index Provider, which is a wholly owned subsidiary of the Adviser.  The information contained herein regarding the securities markets and DTC was obtained from publicly available sources.

The IPO ETF and the International IPO ETF are not sponsored, endorsed, sold or promoted by the Index Provider.  The Index Provider makes no representation or warranty, express or implied, to the owners of the Shares of a Fund or any member of the public regarding the advisability of investing in securities generally or in the Shares of a Fund particularly or the ability of the Index to track the performance of the relevant securities markets.  Each Index is determined and composed by the Index Provider without regard to the Adviser or the owners of the Shares of a Fund.  The Index Provider has no obligation to take the needs of the Adviser or the owners of the Shares of a Fund into consideration in determining or composing the Index.  The Index Provider is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Shares of a Fund to be issued or in the determination or calculation of the equation by which the Shares of a Fund are to be converted into cash.  The Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Shares of a Fund.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF AN INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE SHARES OF A FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF AN INDEX OR ANY DATA INCLUDED THEREIN.  THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL

WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO AN INDEX OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Each Fund is not sponsored, promoted, sold or supported in any other manner by the Calculation Agent nor does the Calculation Agent offer any express or implicit guarantee or assurance either with regard to the results of using an Index and/or its trade mark or its price at any time or in any other respect.  Each Index is calculated and maintained by the Calculation Agent.  The Calculation Agent uses its best efforts to ensure that each Index is calculated correctly.  Irrespective of its obligations towards the Index Provider, the Calculation Agent has no obligation to point out errors in an Index to third parties including but not limited to investors and/or financial intermediaries of a Fund.  Neither the publication of an Index by the Calculation Agent nor the licensing of an Index or its trade mark for the purpose of use in connection with a Fund constitutes a recommendation by the Calculation Agent to invest capital in a Fund nor does it in any way represent an assurance or opinion of the Calculation Agent with regard to any investment in a Fund.  The Calculation Agent is not responsible for fulfilling the legal requirements concerning the accuracy and completeness of the Prospectus.

          APPENDIX A

PROXY VOTING POLICIES AND PROCEDURES

I.

POLICY STATEMENT

Introduction – Renaissance Capital, LLC (the “Adviser”) is adopting these proxy voting policies and procedures (the “Policies and Procedures”) in order to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended and its associated recordkeeping requirements.

The Policies and Procedures apply to those client accounts (i) that contain voting securities; and (ii) for which the Adviser has authority to vote client proxies.  The Policies and Procedures will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues.  Other, similar rights such as consent rights shall be evaluated on a case by case basis.

Pursuant to the Policies and Procedures and its fiduciary duties, the Adviser will vote client proxies as part of its authority to manage, acquire and dispose of account assets.  When voting proxies for client accounts, the Adviser’s primary objective is to make voting decisions solely in the best interests of clients and beneficiaries and participants of benefits plans for which we manage assets.  In fulfilling its obligations to clients, the Adviser will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts.  In certain situations, a client or its fiduciary may provide the Adviser with a statement of proxy voting policy.  In these situations, the Adviser seeks to comply with such policy to the extent it would not be inconsistent with applicable regulation or the fiduciary responsibility of the Adviser.

Duty to Vote Proxies – The Adviser acknowledges that it is part of its fiduciary duty to its clients to vote client proxies, except in cases in which the cost of doing so, in the opinion of the Adviser, would exceed the expected benefits to the client.  This may be particularly true in the case of non-U.S. securities.  While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of logistical problems that may have a detrimental effect on the Adviser’s ability to vote such proxies.  The logistical problems include, but are not limited to:  (i) proxy statements and ballots being written in a language other than English, (ii) untimely and/or inadequate notice of shareholder meetings, (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes, (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting, and (vi) requirements to provide local agents with power of attorney to facilitate the Adviser’s voting instructions.  Accordingly, the Adviser may conduct a cost-benefit analysis in determining whether to attempt to vote its clients’ shares at a non-US company’s meeting, whereby if it is determined that the cost associated with the attempt to exercise its vote outweighs the benefit the Adviser believes its clients will derive by voting on the company’s proposal, the Adviser may decide not to attempt to vote at the meeting.

Material Conflicts – The Adviser will vote its clients’ proxies in the best interests of its clients and not its own.  In voting client proxies, the Adviser will avoid material conflicts of interests between the interests of the Adviser and its affiliates on the one hand and the interests of its clients on the other.  The Adviser recognizes that it may have a material conflict of interest in voting a client proxy where (i) it manages assets, administers employee benefit plans, or provides brokerage, underwriting or insurance to companies whose management is soliciting proxies; (ii) it manages money for an employee group that is the proponent of a proxy proposal; (iii) has a personal relationship with participants in a proxy solicitation or a director or candidate for director; or (iv) it otherwise has a personal interest in the outcome in a particular matter before shareholders.  Notwithstanding the above categories, the Adviser understands that the determination of whether a “material conflict” exists depends on all of the facts and circumstances of the particular situation.  The Adviser acknowledges the existence of a relationship of the type discussed above, even in the absence of any active efforts to solicit the investment adviser with respect to a proxy vote, is sufficient for a material conflict to exist.

The Adviser will vote its clients’ proxies in a pre-determined voting policy involving little discretion on the part of the Adviser.  The Adviser will rely on this pre-determined voting policy to demonstrate that its votes were not products of a conflict of interest.  The Adviser’s Proxy Voting Guidelines are contained in a separate schedule.

II.

ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

A.

Proxy Review Committee

The Adviser’s Proxy Review Committee (the “Committee”) is responsible for creating and implementing the Policies and Procedures and, in that regard, has adopted the general principles and guidelines set forth above in Sections I and II.  Among other things, the Committee is responsible for the following:

1.

The Committee consists of the officers of the Adviser.

2.

The Committee shall have the authority to amend and change the Policies and Procedures and designate voting positions consistent with the objective of maximizing long-term investment returns for the Adviser’s clients.

3.

The Committee shall meet as needed to oversee and address all questions relating to the Adviser’s Policies and Procedures, including: (1) general review of proposals being put forth at shareholder meetings of portfolio companies; (2) adopting changes in the Policies and Procedures; (3) determining whether voting on matters in the manner favored by the Adviser are “material” conflicts of interests within the meaning of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended; (4) determining how to vote matters for which specific direction has not been provided the Proxy Voting Guidelines (i.e. “case by case” matters) or are otherwise not covered by the Proxy Voting Guidelines (collectively, “Discretionary Proposals”); (5) determining whether to override the Proxy Voting Guidelines with respect to any proxy vote; and (6) designating a compliance officer (the “Compliance Officer”) to implement the Operating Procedures set forth in Part B of this Section II.

4.

The Committee will appoint a Designated Officer to review and vote proxies.

B.

Operating Procedures

The following operating procedures are intended to ensure that the Adviser satisfies its proxy voting obligations:

1.

The Designated Officer will review and vote proxies in a timely manner as they are received.  These votes will be compiled for the necessary compliance with proxy voting disclosure requirements.

2.

For all Discretionary Matters, the Designated Officer shall screen the matter and make a determination regarding whether the matter presents a potential material conflict of interest between the interests of the Adviser and its affiliates on the one hand and the Adviser’s client on the other.

In order to determine whether a Discretionary Matter poses a potential material conflict of interest, the Designated Officer shall consider:

(a)

all issuers for which the Adviser or its affiliates manages assets;

(b)

all issuers for which the Adviser or its affiliates administers employee benefit plans;

(c)

all issuers for which the Adviser or its affiliates brokerage, underwriting or insurance;

(d)

any issuer for which the Adviser or its affiliates is soliciting the provision of services enumerated in (a), (b) and (c);

(e)

any other issuer with which the Adviser or its affiliates or its senior officers has a material business relationship; and

(f)

any employee group for which the Adviser manages money.

If the Designated Officer determines that a potential conflict exists, the Designated Officer will report this conflict to the Committee and to the Board of the Renaissance Capital Greenwich Funds (“Fund”), if it involves proxies for shares held in the Fund.  In the event of a conflict, the Designated Officer will vote in accordance with the Adviser’s Proxy Voting Guidelines.  If the Guidelines do not address the particular proxy matter, the Designated Officer will consult with at least one of the Fund’s independent trustees.

3.

The Designated Officer shall present each meeting of the Committee with:  (i) a list of all Pre-Determined Matters to be voted in accordance with the Proxy Voting Guidelines; (ii) a list of all Discretionary Matters; The Committee shall meet annually to review proxies voted.

4.

Directed Matters will be voted in accordance with the instructions of the client.

5.

The Designated Officer shall insure that proxies are voted in accordance with these Procedures and Policies.

6.

The Designated Officer may delegate any of his or her functions to a third party proxy voting or other service provider.

III.

CLIENT DISCLOSURE POLICIES

The Adviser will disclose the Policies and Procedures to its clients.  The Adviser’s disclosure will consist of a “concise summary” of its proxy voting policies and procedures.  This disclosure will also tell clients how to get a complete copy of the Adviser’s policies and procedures.  The Adviser’s proxy voting disclosure will be provided to new clients along with the Adviser’s “brochure” or Part II to its Form ADV which will be delivered with a letter identifying the presence of the disclosure.  The Designated Officer will provide any client, upon written request, with a tabulation of how such client’s proxies were voted by the Adviser.

IV.

RECORDKEEPING REQUIREMENTS

Rule 204-2 under the Advisers Act, as amended, requires that the Adviser retain (i) its proxy voting policies and procedures; (ii) proxy statements received regarding client securities; (iii) records of votes it cast on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by the investment adviser that were material to making a decision how to vote, or that memorialized the basis for the decision.  The Adviser will keep all written requests from clients and any written response from the Adviser (to either a written or an oral request).  The Adviser may rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Adviser that are maintained with a third party such as a proxy voting service, provided that the Adviser has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

PART C. OTHER INFORMATION

ITEM 28.

Exhibits

(a)

Amended Certificate of Trust dated October 30, 1997, filed in Pre-Effective Amendment No. 1 on October 31, 1997 and is incorporated herein by this reference.

Delaware Trust Instrument dated February 3, 1997, filed on February 6, 1997 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

(b)

Bylaws dated February 3, 1997 are incorporated herein by reference to the Registrant's Registration Statement on Form N-1A filed on February 6, 1997.

(c)

None.

(d)(1)

Amended Investment Advisory Agreement between the Registrant and Renaissance Capital LLC, filed in Post-Effective Amendment No. 24 on August 30, 2013 and is incorporated herein by this reference.

(d)(3)

Expense Limitation Agreement and Advisory Fee Waiver between Renaissance Capital L.L.C. and Renaissance Capital Greenwich Funds dated November 15, 2013 is filed in Post-Effective Amendment No. 26 on January 26, 2014 and is incorporated herein by this reference.

(d)(4)

Supervision and Administration Agreement filed in Post-Effective Amendment No. 27 on July 18, 2014 and is incorporated herein by this reference.

(e)(1)

Distribution Agreement between Registrant and Renaissance Capital Investments, Inc. is filed in Pre-Effective Amendment No. 1 on October 31, 1997 and is incorporated herein by this reference.

(e)(2)

Form of Selected Dealer Agreement is filed in Pre-Effective Amendment No. 1 on October 31, 1997 and is incorporated herein by this reference.

(e)(3)

Distribution Agreement between Foreside Fund Services, LLC (“Foreside”) and the Registrant on behalf of the Renaissance IPO ETF filed in Post-Effective Amendment No. 24 on August 30, 2013 and is incorporated herein by this reference.

(e)(4)

Form of Participation Agreement with Foreside Fund Services, LLC filed in Post-Effective Amendment No. 24 on August 30, 2013 and is incorporated herein by this reference.

(e)(5)

First Amendment to the Registrant’s Distribution Agreement between Foreside and the Registrant filed in Post-Effective Amendment 29 on October 1, 2014 and is incorporated herein by reference.

(f)

None.

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(g)(1)

Custody Agreement between the Registrant and The Bank of New York is filed in Post-Effective Amendment No. 8 on February 18, 2004 and is incorporated herein by this reference.

(g)(2)

Custodian Agreement between State Street Bank and Trust Company (“State Street”) and the Registrant on behalf of Renaissance IPO ETF, is filed in Post-Effective Amendment 29 on October 1, 2014 and is incorporated herein by reference.

(g)(3)

Letter Amendment to the Custodian Agreement between State Street and the Registrant on behalf of Renaissance IPO ETF, is filed in Post-Effective Amendment 29 on October 1, 2014 and is incorporated herein by reference.

(h)(1)

Administration Service Agreement between the Registrant and Gemini Fund Services, LLC, is filed in Post-Effective Amendment No. 8 on February 18, 2004 and is incorporated herein by this reference.

(h)(2)

Transfer Agency Service Agreement between the Registrant and Gemini Fund Services, LLC, filed in Post-Effective Amendment No. 8 on February 18, 2004 and is incorporated herein by this reference.

(h)(3)

Fund Accounting Service Agreement between the Registrant and Gemini Fund Services, LLC, is filed in Post-Effective Amendment No. 8 on February 18, 2004 and is incorporated herein by this reference.

(h)(4)

Administration Agreement between State Street Bank and Trust Company and the Registrant on behalf of the Renaissance IPO ETF, is filed in Post-Effective Amendment 29 on October 1, 2014 and is incorporated herein by reference.

(h)(5)

Letter Amendment to the Administration Agreement between State Street and the Registrant, is filed in Post-Effective Amendment 29 on October 1, 2014 and is incorporated herein by reference.

(h)(6)

Transfer Agency and Service Agreement between State Street and the Registrant on behalf of the Renaissance IPO ETF, is filed in Post-Effective Amendment 29 on October 1, 2014 and is incorporated herein by reference.

(h)(7)

Letter Amendment to the Transfer Agency and Service Agreement between State Street and the Registrant, is filed in Post-Effective Amendment 29 on October 1, 2014 and is incorporated herein by reference.

(i)

Opinion of Kramer Levin Naftalis & Frankel LLP , is filed in Pre-Effective Amendment No. 2 on December 18, 1997 and is incorporated herein by this reference.

Opinion of Morris, Nichols, Arsht & Tunnell is filed in Pre-Effective Amendment No. 2 on December 18, 1997 and is incorporated herein by this reference.

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(j)(1)

Consent of Kramer, Levin, Naftalis & Frankel is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A filed on January 30, 2002.

(j)(2)

Consent of Tait, Weller & Baker, LLP Independent Auditors filed herewith.

(k)

None.

(l)

Form of Investment Letter is filed in Pre-Effective Amendment No. 1 on October 31, 1997 and is incorporated herein by this reference.

(m)(1)

Rule 12b-1 Distribution Plan is filed in Pre-Effective Amendment No. 1 on October 31, 1997 and is incorporated herein by this reference.

(m)(2)

Amendment to Rule 12b-1 Distribution Plan filed in Post-Effective Amendment No. 24 on August 30, 2013 and is incorporated herein by this reference.

(m)(3)

Distribution and Shareholder Serving Plan dated October 6, 1997, as amended and restated November 18, 2011 is filed in Post-Effective Amendment No. 20 on January 27, 2012 and is incorporated herein by this reference.

(n)

None.

(o)

None.

(p)(1)

Code of Ethics is filed herewith.

(p)(2)

Code of Ethics of NorthStar Financial Services Group, LLC is filed in Post-Effective Amendment No. 26 on January 26, 2014 and is incorporated herein by this reference.

Powers of Attorney:  (1) Warren K. Greene and Gerald Puschel filed in Post-Effective Amendment No. 8 on February 18, 2004 and are incorporated herein by this reference. (2) Walter E. Auch, Jr. filed in Post-Effective Amendment No. 24 on August 30, 2013 and is incorporated herein by this reference.

ITEM 29.  Persons Controlled By or Under Common Control with Registrant

None.

ITEM 30.  Indemnification

Article X, Section 10.02 of the Registrant's Delaware Trust Instrument, incorporated herein as Exhibit 2 hereto, provides for the indemnification of Registrant's Trustees and officers, as follows:

Section 10.02  Indemnification.

(a)  Subject to the exceptions and limitations contained in Subsection 10.02(b):

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(i)  every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)  the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)  No indemnification shall be provided hereunder to a Covered Person:

(i)  who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)  in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)  The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)  Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

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Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.  Business and Other Connections of Investment Adviser

Renaissance Capital LLC, Registrant's investment adviser, is a registered investment adviser providing pre-IPO research to institutional investors and IPO index service to managers of ETFs and structured products.  The directors and officers of Renaissance Capital LLC have held the following positions of a substantial nature:

Name	Position with the Adviser	Other Employment
William K. Smith	President, Chief Executive Officer and Director	President, Chief Executive Officer and Director of Renaissance Capital Investments, Inc., and Renaissance Capital International, LLC
Kathleen Shelton Smith	Chairperson, Chief Compliance Officer, Vice President, Treasurer and Secretary	Chairperson, Chief Compliance Officer, Vice President, Treasurer and Secretary of Renaissance Capital Investments, Inc., and Renaissance Capital International, LLC
Linda R. Killian	Vice President and Director	Vice President and Director of Renaissance Capital Investments, Inc., and Renaissance Capital International, LLC

The business address of each of the officers and directors is 165 Mason Street, Greenwich Plaza, Greenwich, CT 06830.

ITEM 32.  Principal Underwriters

I.

THE GLOBAL IPO FUND:

(a)

 Not applicable.

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(b)

Renaissance Capital Investments, Inc. serves as underwriter to the Global IPO Fund series of the Registrant.  The following information is provided with respect to each director, officer or partner of the underwriter:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
William K. Smith 165 Mason Street Greenwich, Connecticut 06830	President, Chief Executive Officer and Director	President
Kathleen Shelton Smith 165 Mason Street Greenwich, Connecticut 06830	Chairperson, Chief Compliance Officer, Vice President, Treasurer and Secretary	Interested Trustee, Chairperson, Vice President, Treasurer and Chief Compliance Officer
Linda R. Killian 165 Mason Street Greenwich, Connecticut 06830	Vice President and Director	Chief Investment Officer, Vice President, Secretary

(c)

Not applicable.

II.

[RENAISSANCE IPO ETF/ETFS]:

(a)

Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the Renaissance IPO ETF and the following other investment companies registered under the Investment Company Act of 1940, as amended:

1.

[AdvisorShares Trust

2.

American Beacon Funds

3.

American Beacon Select Funds

4.

Avenue Mutual Funds Trust

5.

BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios

6.

BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios

7.

Bridgeway Funds, Inc.

8.

Broadmark Funds

9.

Calamos ETF Trust

10.

Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust

11.

Center Coast MLP Focus Fund, Series of Investment Managers Series Trust

12.

Chilton Realty Income & Growth Fund, Series of Investment Managers Series Trust

13.

Context Capital Funds

14.

Direxion Shares ETF Trust

15.

Evanston Alternative Opportunities Fund

16.

Exchange Traded Concepts Trust II

17.

FlexShares Trust

18.

Forum Funds

19.

Forum Funds II

20.

FQF Trust

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21.

FSI Low Beta Absolute Return Fund

22.

Gottex Multi-Alternatives Fund - I

23.

Gottex Multi-Alternatives Fund - II

24.

Gottex Multi-Asset Endowment Fund - I

25.

Gottex Multi-Asset Endowment Fund – II

26.

Gottex Trust

27.

Henderson Global Funds

28.

Horizon Spin-off and Corporate Restructuring Fund, Series of Investment Managers Series Trust (f/k/a Liberty Street Horizon Fund)

29.

Horizons ETF Trust

30.

Infinity Core Alternative Fund

31.

Ironwood Institutional Multi-Strategy Fund LLC

32.

Ironwood Multi-Strategy Fund LLC

33.

Manor Investment Funds

34.

Nomura Partners Funds, Inc.

35.

Outlook Funds Trust

36.

Performance Trust Mutual Funds, Series of Trust for Professional Managers

37.

Pine Grove Alternative Fund

38.

Pine Grove Alternative Institutional Fund

39.

Plan Investment Fund, Inc.

40.

PMC Funds, Series of Trust for Professional Managers

41.

Precidian ETFs Trust

42.

Quaker Investment Trust

43.

Renaissance Capital Greenwich Funds

44.

RevenueShares ETF Trust

45.

Salient MF Trust

46.

SharesPost 100 Fund LLC

47.

Sound Shore Fund, Inc.

48.

Steben Alternative Investment Funds

49.

Steben Select Multi-Strategy Fund

50.

The Pennant 504 Fund

51.

The Roxbury Funds

52.

Toroso Newfound Tactical Allocation Fund, Series of Investment Managers Series Trust

53.

Turner Funds

54.

Wintergreen Fund, Inc.]

Item 32(b)

The following are the Officers and Manager of the Distributor, the Registrant’s underwriter.  The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
[Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President	None
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None

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Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None
Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101]	Assistant Secretary	None

Item 32(c)

Not applicable.

ITEM 33.  Location of Accounts and Records

The majority of the accounts, books and other documents required to be maintained for the Global IPO Fund under Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") and the Rules thereunder are maintained at the offices of the Fund’s transfer agent and administrator, Gemini Fund Services, LLC, located at  17605 Wright Street, Suite 2, Omaha, Nebraska 68130 and 80 Arkay Drive, Suite 110, Hauppauge, New York 11788, respectively.  The majority of the accounts, books and other documents required to be maintained for the Renaissance IPO ETF and Renaissance International IPO ETF under Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company located at One Lincoln Street, Boston, Massachusetts 02111.  The majority of the accounts, books and other documents required to be maintained for the Renaissance Europe IPO ETF, Renaissance Asia Pacific IPO ETF, Renaissance Technology IPO ETF and Renaissance Consumer IPO ETF under Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of State Street Bank and Trust Company located at One Lincoln Street, Boston, Massachusetts 02111 .  The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of each Fund’s custodian, as listed under "Investment Advisory and Other Services" in Part B to this Registration Statement.

ITEM 34.  Management Services

Not applicable.

ITEM 35.  Undertakings

Registrant undertakes that, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, a shareholder meeting will be called for the purpose of voting upon the removal of a director or directors and that communications with other shareholders will be assisted as provided by Section 16(c) of the 1940 Act.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, and the State of Connecticut on this 28th day of January, 2015.

RENAISSANCE CAPITAL GREENWICH FUNDS

By:

    /s/ William K. Smith

               William K. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of January, 2015.

/s/ William K. Smith William K. Smith	President
/s/ Kathleen S. Smith Kathleen Shelton Smith	Vice President, Treasurer, Chief Compliance Officer, Chairperson and Interested Trustee
/s/ Linda R. Killian Linda R. Killian	Vice President, Secretary and Chief Investment Officer
/s/ Warren K. Greene* Warren K. Greene	Independent Trustee
/s/ Gerald W. Puschel* Gerald W. Puschel	Independent Trustee
/s/ Walter E. Auch* Walter E. Auch	Independent Trustee
/s/ Kathleen S. Smith By Kathleen Shelton Smith *Attorney In Fact

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EXHIBIT INDEX

Exhibit

(j)(2)

Consent of Tait, Weller & Baker, LLP